    As filed with the Securities and Exchange Commission on April 5, 2005.
                                                           File No. 33-63935
                                                                   811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                     -------
         Post-Effective Amendment No.   15                          [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   130                               [X]
                                --------

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on April 8, 2005 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on ____________, pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Prospectus and Statement of Additional Information for TD Waterhouse variable annuity is incorporated in Part A of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 033-63935), as filed on April 5, 2004, and declared effective on May 3, 2004.

                                    PART A

                  TD Waterhouse Variable Annuity
                       Variable Account D
                 Fortis Benefits Insurance Company

                       File No. 33-63935

   SUPPLEMENT DATED APRIL 8, 2005 TO THE PROSPECTUS DATED MAY 3, 2004

   SUPPLEMENT DATED APRIL 8, 2005 TO THE PROSPECTUS DATED MAY 3, 2004

    On April 8, 2005, substantially all of the assets and liabilities of The Strong Mid Cap Growth Fund II (the "Strong Mid Cap Fund"), a series of the Strong Variable Insurance Funds, Inc. were merged or transferred into the Wells Fargo Advantage Discovery Fund (the "Wells Fargo Discovery Fund"), a series of the Wells Fargo Variable Trust, in exchange for shares of the Wells Fargo Advantage Discovery Fund. The prospectus is therefore amended as follows:

    1. References to the Strong Mid Cap Fund are hereby replaced with "The Wells Fargo Advantage Discovery Fund" and references to The Strong Mid Cap Growth Fund II Sub-Account are hereby replaced with "The Wells Fargo Advantage Discovery Fund Sub-Account." The Wells Fargo Discovery Fund is a series of Wells Fargo Variable Trust.
    2. Wells Fargo Variable Trust is an open-end management company. It was established as a Delaware statutory trust. Wells Fargo Funds Management, LLC (the "Adviser") is the investment adviser to the Wells Fargo Discovery Fund.
    3. Wells Fargo Advantage Discovery Fund--Seeks long-term capital appreciation.
    4. Reference to The Strong Mid Cap Growth Fund II, as appearing in the Annual Fund Operating Expenses table, are hereby amended as follows:

                  MANAGEMENT                     OTHER         TOTAL ANNUAL FUND     REIMBURSEMENT/        NET
                    FEE(2)      12B-1 FEES     EXPENSES(3)     OPERATING EXPENSES        WAIVER         EXPENSES(4)
                 -----------    ----------     -----------     ------------------    -------------    -------------
Wells Fargo        0.75%           0.25%         0.22%              1.22%                0.07%            1.15%
Advantage
Discovery Fund(1)

(1) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

(2) The Fund's investment adviser has implemented a breakpoint schedule for the Fund's management fees. The management fees charged to the Fund will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets.

    The breakpoint schedule for the Wells Fargo Discovery Fund is as follows:
    0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(3) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Wells Fargo Discovery Fund is based on estimates for the current fiscal year.

(4) The Adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Wells Fargo Discovery Fund. For the Wells Fargo Discovery Fund, the Adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

    5. Reference to The Strong Mid Cap Growth Fund II, as appearing in the Accumulation Unit Values table, are hereby amended as follows:

                                               AS OF DECEMBER 31,
 SUB-ACCOUNT                            2004     2003     2002     2001     2000   1999   1998
                                       ------   ------   ------    ------   -----  -----  -----
WELLS FARGO ADVANTAGE DISCOVERY FUND   $9.034   $6.762   $10.876   $10.00   $ --   $ --   $ --
 Accumulation Unit Value at
    beginning of period
Accumulation Unit Value
    at end of period                   $10.717  $9.034    $6.762  $10.876   $ --   $ --   $ --
Number of accumulation Units
  outstanding at end of
  period (in thousands)                     73       64       56       15     --     --     --


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5147

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT D AND THE
BOARD OF DIRECTORS OF FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Fortis Benefits Insurance Company Variable Account D (the "Account") as of
December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Fortis Benefits Insurance Company Variable Account D as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares.....      324,695          69,545            162,472        466,580
                            ==========        ========         ==========     ==========
    Cost.................   $2,063,388        $520,085         $2,500,443     $9,588,557
                            ==========        ========         ==========     ==========
    Market Value.........   $2,363,782        $532,711         $3,212,070     $9,938,162
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                 --               9,381
  Receivable from fund
   shares sold...........           29               7             26,500        --
  Other assets...........      --              --                 --             --
                            ----------        --------         ----------     ----------
  Total Assets...........    2,363,811         532,718          3,238,570      9,947,543
                            ----------        --------         ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           30               7             26,500        --
  Payable for fund shares
   purchased.............      --              --                 --               9,381
  Other liabilities......      --              --                 --                   4
                            ----------        --------         ----------     ----------
  Total Liabilities......           30               7             26,500          9,385
                            ----------        --------         ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,363,781        $532,711         $3,212,070     $9,938,158
                            ==========        ========         ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORTFOLIO          PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        124,709          8,067,738            117,613          3,642,782      2,061,985      3,139,425
                              ==========         ==========         ==========        ===========    ===========    ===========
    Cost.................     $1,420,082         $8,067,738         $2,556,933        $68,570,345    $10,712,081    $36,825,614
                              ==========         ==========         ==========        ===========    ===========    ===========
    Market Value.........     $1,903,057         $8,067,738         $2,756,848        $75,296,302    $12,021,371    $42,131,086
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --                 --                  672        --
  Receivable from fund
   shares sold...........             23                 99                 34              1,063        --               1,306
  Other assets...........              2                 22           --                 --              --             --
                              ----------         ----------         ----------        -----------    -----------    -----------
  Total Assets...........      1,903,082          8,067,859          2,756,882         75,297,365     12,022,043     42,132,392
                              ----------         ----------         ----------        -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             23                 99                 35              1,063        --               1,306
  Payable for fund shares
   purchased.............       --                 --                 --                 --                  672        --
  Other liabilities......       --                 --                 --                       25             12             14
                              ----------         ----------         ----------        -----------    -----------    -----------
  Total Liabilities......             23                 99                 35              1,088            684          1,320
                              ----------         ----------         ----------        -----------    -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,903,059         $8,067,760         $2,756,847        $75,296,277    $12,021,359    $42,131,072
                              ==========         ==========         ==========        ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Number of Shares.....         540,343
                               ==========
    Cost.................      $6,089,892
                               ==========
    Market Value.........      $6,267,978
  Due from Hartford Life
   and Annuity Insurance
   Company...............             169
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       6,268,147
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............             170
  Other liabilities......        --
                               ----------
  Total Liabilities......             170
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $6,267,977
                               ==========

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,474,857      1,418,400        825,054         5,085,299
                              ===========    ===========    ===========        ==========
    Cost.................     $24,541,719    $10,321,249    $ 9,364,361        $5,085,299
                              ===========    ===========    ===========        ==========
    Market Value.........     $31,001,489    $11,630,878    $10,907,212        $5,085,299
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --              --             --               --
  Receivable from fund
   shares sold...........           8,551             60          1,479               181
  Other assets...........              20        --             --                     10
                              -----------    -----------    -----------        ----------
  Total Assets...........      31,010,060     11,630,938     10,908,691         5,085,490
                              -----------    -----------    -----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           8,551             59          1,479               181
  Payable for fund shares
   purchased.............        --              --             --               --
  Other liabilities......        --              --                   4          --
                              -----------    -----------    -----------        ----------
  Total Liabilities......           8,551             59          1,483               181
                              -----------    -----------    -----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $31,001,509    $11,630,879    $10,907,208        $5,085,309
                              ===========    ===========    ===========        ==========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....      244,892        613,075          88,789        11,828,419       6,238,543       6,836,551
                            ==========     ==========      ==========      ============    ============     ===========
    Cost.................   $2,703,638     $5,636,900      $  796,959      $263,795,331    $ 96,530,234     $80,560,823
                            ==========     ==========      ==========      ============    ============     ===========
    Market Value.........   $2,857,891     $5,437,975      $1,050,372      $272,564,798    $111,323,054     $81,648,070
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,604            335         --               --              --                53,748
  Receivable from fund
   shares sold...........      --             --                   13            90,743           9,027        --
  Other assets...........      --             --              --               --              --              --
                            ----------     ----------      ----------      ------------    ------------     -----------
  Total Assets...........    2,859,495      5,438,310       1,050,385       272,655,541     111,332,081      81,701,818
                            ----------     ----------      ----------      ------------    ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                   14            90,743           9,027        --
  Payable for fund shares
   purchased.............        1,605            337         --               --              --                53,748
  Other liabilities......      --             --              --                    447              13              44
                            ----------     ----------      ----------      ------------    ------------     -----------
  Total Liabilities......        1,605            337              14            91,190           9,040          53,792
                            ----------     ----------      ----------      ------------    ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,857,890     $5,437,973      $1,050,371      $272,564,351    $111,323,041     $81,648,026
                            ==========     ==========      ==========      ============    ============     ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares.....      665,822
                           ===========
    Cost.................  $28,494,677
                           ===========
    Market Value.........  $35,576,012
  Due from Hartford Life
   and Annuity Insurance
   Company...............      143,354
  Receivable from fund
   shares sold...........      --
  Other assets...........           60
                           -----------
  Total Assets...........   35,719,426
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      143,354
  Other liabilities......      --
                           -----------
  Total Liabilities......      143,354
                           -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $35,576,072
                           ===========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     1,550,731       8,015,322        10,180,040       12,892,963
                            ===========    ============      ============     ============
    Cost.................   $10,084,214    $113,674,885      $108,627,291     $271,520,200
                            ===========    ============      ============     ============
    Market Value.........   $10,974,992    $147,576,147      $122,327,119     $356,182,288
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --               --                 --
  Receivable from fund
   shares sold...........         9,436         277,997            68,485          509,833
  Other assets...........       --                   19                11          --
                            -----------    ------------      ------------     ------------
  Total Assets...........    10,984,428     147,854,163       122,395,615      356,692,121
                            -----------    ------------      ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         9,435         277,996            68,485          509,833
  Payable for fund shares
   purchased.............       --             --               --                 --
  Other liabilities......       --             --               --                     449
                            -----------    ------------      ------------     ------------
  Total Liabilities......         9,435         277,996            68,485          510,282
                            -----------    ------------      ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $10,974,993    $147,576,167      $122,327,130     $356,181,839
                            ===========    ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares.....    3,254,288      4,723,366      1,734,154      4,198,052        3,958,866      3,163,949    39,374,323
                           ===========   ============    ===========    ===========      ===========    ===========   ===========
    Cost.................  $30,596,278   $142,362,509    $13,118,504    $46,014,908      $34,500,071    $33,310,104   $39,374,323
                           ===========   ============    ===========    ===========      ===========    ===========   ===========
    Market Value.........  $33,401,515   $151,937,445    $20,561,620    $57,203,084      $37,920,786    $39,955,929   $39,374,323
  Due from Hartford Life
   and Annuity Insurance
   Company...............        4,715       --              --             --              --              --            --
  Receivable from fund
   shares sold...........      --              75,768         41,710         76,739           50,269         93,077        64,401
  Other assets...........            4       --                  139             13         --              --                132
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Total Assets...........   33,406,234    152,013,213     20,603,469     57,279,836       37,971,055     40,049,006    39,438,856
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              75,768         41,710         76,739           50,269         93,075        64,401
  Payable for fund shares
   purchased.............        4,715       --              --             --              --              --            --
  Other liabilities......      --                  15        --             --                    37        --            --
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Total Liabilities......        4,715         75,783         41,710         76,739           50,306         93,075        64,401
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $33,401,519   $151,937,430    $20,561,759    $57,203,097      $37,920,749    $39,955,931   $39,374,455
                           ===========   ============    ===========    ===========      ===========    ===========   ===========

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            HARTFORD      HARTFORD                 HARTFORD U.S.
                            SMALLCAP      SMALLCAP     HARTFORD     GOVERNMENT
                              VALUE        GROWTH        STOCK      SECURITIES
                            HLS FUND      HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....    4,335,201     6,449,030      324,254     9,374,658
                           ===========  ============  ===========  ============
    Cost.................  $58,558,911  $ 96,864,097  $11,794,405  $ 99,025,201
                           ===========  ============  ===========  ============
    Market Value.........  $72,008,548  $130,663,791  $14,826,206  $105,395,531
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --           --             19,107
  Receivable from fund
   shares sold...........       35,274       175,407       27,209       --
  Other assets...........           13       --                 3       --
                           -----------  ------------  -----------  ------------
  Total Assets...........   72,043,835   130,839,198   14,853,418   105,414,638
                           -----------  ------------  -----------  ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       35,274       175,407       27,209       --
  Payable for fund shares
   purchased.............      --            --           --             19,107
  Other liabilities......      --                 11      --                 35
                           -----------  ------------  -----------  ------------
  Total Liabilities......       35,274       175,418       27,209        19,142
                           -----------  ------------  -----------  ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $72,008,561  $130,663,780  $14,826,209  $105,395,496
                           ===========  ============  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....        4,292,674          33,183          11,515               79,945             224,487
                               ===========        ========        ========           ==========          ==========
    Cost.................      $57,405,612        $229,758        $169,500           $1,301,672          $2,741,239
                               ===========        ========        ========           ==========          ==========
    Market Value.........      $77,973,412        $263,476        $203,247           $1,510,965          $2,788,134
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 59,378         --                  --                  --
  Receivable from fund
   shares sold...........          144,273          --             --                        19              59,474
  Other assets...........        --                 --                   5             --                  --
                               -----------        --------        --------           ----------          ----------
  Total Assets...........       78,117,685         322,854         203,252            1,510,984           2,847,608
                               -----------        --------        --------           ----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          144,273          --                  12                   19              59,473
  Payable for fund shares
   purchased.............        --                 59,378         --                  --                  --
  Other liabilities......                9               4         --                  --                  --
                               -----------        --------        --------           ----------          ----------
  Total Liabilities......          144,282          59,382              12                   19              59,473
                               -----------        --------        --------           ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $77,973,403        $263,472        $203,240           $1,510,965          $2,788,135
                               ===========        ========        ========           ==========          ==========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
ASSETS:
  Investments:
    Number of Shares.....          98,484         403,174
                               ==========      ==========
    Cost.................      $1,794,471      $1,970,252
                               ==========      ==========
    Market Value.........      $1,822,941      $2,177,143
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 8,752
  Receivable from fund
   shares sold...........              22          --
  Other assets...........        --                --
                               ----------      ----------
  Total Assets...........       1,822,963       2,185,895
                               ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              22          --
  Payable for fund shares
   purchased.............        --                 8,752
  Other liabilities......               2          --
                               ----------      ----------
  Total Liabilities......              24           8,752
                               ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $1,822,939      $2,177,143
                               ==========      ==========

(d) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      575,619        354,499        479,660        23,843
                            ==========     ==========     ==========      ========
    Cost.................   $4,987,541     $5,455,732     $4,229,492      $252,591
                            ==========     ==========     ==========      ========
    Market Value.........   $4,956,083     $6,210,814     $4,974,074      $268,229
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --               1,619        --
  Receivable from fund
   shares sold...........        8,915          2,348        --                  3
  Other assets...........            2        --             --             --
                            ----------     ----------     ----------      --------
  Total Assets...........    4,965,000      6,213,162      4,975,693       268,232
                            ----------     ----------     ----------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        8,915          2,348        --                  3
  Payable for fund shares
   purchased.............      --             --               1,620        --
  Other liabilities......      --                   5        --             --
                            ----------     ----------     ----------      --------
  Total Liabilities......        8,915          2,353          1,620             3
                            ----------     ----------     ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $4,956,085     $6,210,809     $4,974,073      $268,229
                            ==========     ==========     ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....        65,038            103,290              58,786            243,971          224,215
                               ========         ==========          ==========         ==========       ==========
    Cost.................      $844,824         $1,559,325          $1,182,805         $1,937,132       $4,586,734
                               ========         ==========          ==========         ==========       ==========
    Market Value.........      $833,784         $1,892,281          $1,209,236         $2,317,727       $5,331,841
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                 --                   --              --
  Receivable from fund
   shares sold...........       --                --                 --                     3,227              500
  Other assets...........             1                  2                   1            --              --
                               --------         ----------          ----------         ----------       ----------
  Total Assets...........       833,785          1,892,283           1,209,237          2,320,954        5,332,341
                               --------         ----------          ----------         ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            31                 70                  45              3,228              500
  Payable for fund shares
   purchased.............       --                --                 --                   --              --
  Other liabilities......       --                --                 --                   --                     7
                               --------         ----------          ----------         ----------       ----------
  Total Liabilities......            31                 70                  45              3,228              507
                               --------         ----------          ----------         ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $833,754         $1,892,213          $1,209,192         $2,317,726       $5,331,834
                               ========         ==========          ==========         ==========       ==========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       48,090        20,995
                              ========      ========
    Cost.................     $568,164      $211,928
                              ========      ========
    Market Value.........     $786,755      $279,862
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Receivable from fund
   shares sold...........          262        --
  Other assets...........      --             --
                              --------      --------
  Total Assets...........      787,017       279,862
                              --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          262            17
  Payable for fund shares
   purchased.............      --             --
  Other liabilities......            4             5
                              --------      --------
  Total Liabilities......          266            22
                              --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $786,751      $279,840
                              ========      ========

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
ASSETS:
  Investments:
    Number of Shares.....     17,369          472,641       1,580,568
                            ========       ==========     ===========
    Cost.................   $232,644       $5,626,853     $16,105,352
                            ========       ==========     ===========
    Market Value.........   $318,892       $6,130,153     $15,932,121
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --                  402          11,199
  Receivable from fund
   shares sold...........     --             --               --
  Other assets...........     --             --               --
                            --------       ----------     -----------
  Total Assets...........    318,892        6,130,555      15,943,320
                            --------       ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         43         --               --
  Payable for fund shares
   purchased.............     --                  402          11,199
  Other liabilities......         11         --                 3,412
                            --------       ----------     -----------
  Total Liabilities......         54              402          14,611
                            --------       ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $318,838       $6,130,153     $15,928,709
                            ========       ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     2,601,763      106,738       28,223        20,843        2,282,763      688,890
                            ===========     ========     ========      ========      ===========   ==========
    Cost.................   $40,431,399     $898,892     $367,298      $141,803      $19,176,367   $4,636,230
                            ===========     ========     ========      ========      ===========   ==========
    Market Value.........   $42,486,792     $974,522     $394,271      $172,371      $20,270,932   $5,407,787
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               367          307        --               21,471       --
  Receivable from fund
   shares sold...........        13,143       --           --                 7          --             7,656
  Other assets...........       --            --           --            --              --            --
                            -----------     --------     --------      --------      -----------   ----------
  Total Assets...........    42,499,935      974,889      394,578       172,378       20,292,403    5,415,443
                            -----------     --------     --------      --------      -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        13,143       --           --                 7          --             7,656
  Payable for fund shares
   purchased.............       --               367          307        --               21,471       --
  Other liabilities......            17       --           --            --                   15       --
                            -----------     --------     --------      --------      -----------   ----------
  Total Liabilities......        13,160          367          307             7           21,486        7,656
                            -----------     --------     --------      --------      -----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $42,486,775     $974,522     $394,271      $172,371      $20,270,917   $5,407,787
                            ===========     ========     ========      ========      ===========   ==========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Balanced
 Fund.........................     0.45%       136,309   $17.341349  $    2,363,781
American Century VP Capital
 Appreciation Fund............     0.45%        47,321    11.257483         532,711
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       303,322    10.569460       3,205,946
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%     1,049,699     9.466085       9,936,542
AllianceBernstein
 International Portfolio --
 Class A......................     0.45%       140,680    13.527539       1,903,059
AllianceBernstein Money Market
 Portfolio -- Class A.........     0.45%       620,722    12.997379       8,067,760
AllianceBernstein Premier
 Growth Portfolio --
 Class A......................     0.45%       143,602    19.197835       2,756,847
Federated American Leaders
 Fund II -- Class PRIM........     0.45%       146,204    20.032799       2,928,880
Federated American Leaders
 Fund II -- Class PRIM........     1.20%     2,749,463    10.886820      29,932,904
Federated American Leaders
 Fund II -- Class PRIM........     1.40%     3,943,090    10.756941      42,415,587
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.20%     1,104,810     5.583004       6,168,161
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.40%     1,057,971     5.532476       5,853,198
Federated Equity Income
 Fund II -- Class PRIM........     1.20%     1,730,420     9.934519      17,190,888
Federated Equity Income
 Fund II -- Class PRIM........     1.40%     2,538,836     9.815964      24,921,125
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     0.45%       152,016    15.249995       2,318,236
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.20%        84,272    12.720485       1,071,974
Federated Fund for U.S.
 Government Securities
 Fund II -- Class PRIM........     1.40%       228,963    12.568714       2,877,767
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.20%     1,236,948    11.965024      14,800,118
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%     1,369,576    11.822225      16,191,441
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        67,886    15.982268       1,084,972
Federated High Income Bond
 Fund II -- Class PRIM........     1.20%       318,877    11.991382       3,823,771
Federated High Income Bond
 Fund II -- Class PRIM........     1.40%       567,350    11.848303       6,722,136
Federated International Equity
 Fund II -- Class PRIM........     1.20%       516,622    10.458453       5,403,068
Federated International Equity
 Fund II -- Class PRIM........     1.40%       532,642    10.333657       5,504,140
Federated Prime Money Fund II
 -- Class PRIM................     1.20%            45     7.776434             350
Federated Prime Money Fund II
 -- Class PRIM................     1.20%       227,104    11.012982       2,501,094
Federated Prime Money Fund II
 -- Class PRIM................     1.40%           114     7.689805             880
Federated Prime Money Fund II
 -- Class PRIM................     1.40%       237,372    10.881616       2,582,985
Federated Quality Bond
 Fund II -- Class PRIM........     1.20%        88,841    12.998296       1,154,786
Federated Quality Bond
 Fund II -- Class PRIM........     1.40%       132,220    12.880819       1,703,104
Federated Capital Income
 Fund II -- Class PRIM........     0.45%         9,773    12.073866         117,997
Federated Capital Income
 Fund II -- Class PRIM........     1.20%       233,451     7.523159       1,756,292
Federated Capital Income
 Fund II -- Class PRIM........     1.40%       479,417     7.433366       3,563,684
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%        87,071    12.063325       1,050,371
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       265,796    11.812513       3,139,720
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%    68,934,478     3.577676     246,625,231
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     2,150,289    10.481179      22,537,561
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.25%       213,094    10.869698       2,316,270
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%     5,432,258    17.916823      97,328,805
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.85%     1,242,395     9.399323      11,677,669
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       118,087    13.402785       1,582,690
Hartford Bond HLS Fund --
 Class IA.....................     1.35%    26,050,588     2.659888      69,291,651
Hartford Bond HLS Fund --
 Class IA.....................     1.85%       825,664    13.013733      10,744,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       947,266   $ 1.659901  $    1,572,368
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%    16,982,132     1.656714      28,134,535
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     3,551,278     1.640824       5,827,023
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.25%        27,548     6.340055         174,658
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%     1,000,463     6.310475       6,313,397
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.85%       727,825     6.164861       4,486,938
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       102,724    11.369186       1,167,893
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%     5,138,135    25.445733     130,743,627
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%       207,371    20.410463       4,232,537
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%     1,102,333    10.273347      11,324,648
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       191,177    10.438011       1,995,508
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%     4,813,025    22.218925     106,940,239
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     1,296,653    10.292799      13,346,190
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       172,796    14.604952       2,523,676
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%    59,805,200     5.415672     323,885,347
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       394,065    26.091910      10,281,910
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,497,477    12.809151      19,181,403
Hartford High Yield HLS Fund
 -- Class IA..................     1.25%        42,877    10.602852         454,617
Hartford High Yield HLS Fund
 -- Class IA..................     1.35%     2,064,646    13.922540      28,745,117
Hartford High Yield HLS Fund
 -- Class IA..................     1.85%       387,825    10.834240       4,201,785
Hartford Index HLS Fund --
 Class IA.....................     0.45%       296,673    16.767469       4,974,457
Hartford Index HLS Fund --
 Class IA.....................     1.25%       322,129    10.653901       3,431,931
Hartford Index HLS Fund --
 Class IA.....................     1.35%     7,360,232    18.051207     132,861,079
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,173,986     9.059619      10,635,869
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       346,370     1.574604         545,395
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%    11,377,868     1.571597      17,881,423
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%     1,363,513     1.556525       2,122,342
Hartford International Stock
 HLS Fund -- Class IA.........     1.25%       101,552    10.455085       1,061,734
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%     2,854,344    17.055706      48,682,861
Hartford International Stock
 HLS Fund -- Class IA.........     1.85%       803,467     9.275689       7,452,707
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.25%       111,736     9.203748       1,028,394
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%     3,188,477     9.142445      29,150,475
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.85%     1,098,650     7.046718       7,741,880
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.25%        63,022    13.280205         836,950
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.35%     2,294,703    13.191788      30,271,232
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.85%       630,446    14.004268       8,828,929
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       143,311    11.389829       1,632,284
Hartford Money Market HLS Fund
 -- Class IA..................     1.35%    18,237,584     1.689946      30,820,531
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%       242,752    13.077313       3,174,550
Hartford Money Market HLS Fund
 -- Class IA..................     1.85%       357,390    10.479149       3,745,143
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.25%        92,516    20.637831       1,909,325
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%     2,866,902    20.500498      58,772,923
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.85%       566,631    19.954140      11,306,639
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       109,034    16.879488       1,840,445
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%     4,533,144    25.523286     115,700,725
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,065,223    12.316263      13,119,567
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       263,890     1.309218         345,490
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     7,358,905     1.306701       9,615,896

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     3,759,017   $ 1.294174  $    4,864,823
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       351,862    13.352326       4,698,179
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%     3,655,804    23.117766      84,514,016
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     1,278,741    12.579267      16,085,622
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%       118,230    14.327968       1,693,993
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%     3,028,115    21.687414      65,671,979
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%       720,037    14.705342      10,588,387
ING VP Emerging Markets
 Fund.........................     0.45%        23,119    11.396450         263,472
ING VP Natural Resources
 Trust........................     0.45%        12,418    16.366942         203,240
AIM V.I. Health Sciences Fund
 -- Class SI..................     0.45%        79,805    18.933125       1,510,965
AIM V.I. Technology Fund --
 Class SI.....................     0.45%       230,414    12.100547       2,788,135
AIM V.I. Core Stock Fund --
 Class SI.....................     0.45%       118,790    15.345871       1,822,939
Kelmoore Strategy Variable
 Eagle Fund...................     1.15%       179,074     5.330570         954,567
Kelmoore Strategy Variable
 Eagle Fund...................     1.60%       233,653     5.232434       1,222,576
Kelmoore Strategy Variable
 Fund.........................     1.15%       346,023     8.899207       3,079,332
Kelmoore Strategy Variable
 Fund.........................     1.60%       214,842     8.735489       1,876,753
MFS Emerging Growth Series --
 Class INIT...................     0.45%        68,736    16.494872       1,133,790
MFS Emerging Growth Series --
 Class INIT...................     1.40%       537,001     9.442504       5,070,636
MFS High Income Series --
 Class INIT...................     0.45%        61,696    15.989376         986,482
MFS High Income Series --
 Class INIT...................     1.40%       341,259    11.672287       3,983,270
MFS Strategic Income Series --
 Class INIT...................     0.45%        18,132    14.793340         268,229
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        61,241    13.614332         833,754
Neuberger Berman AMT Partners
 Portfolio....................     0.45%       117,208    16.144003       1,892,213
Pioneer Fund VCT Portfolio --
 Class I......................     0.45%       117,566    10.285190       1,209,192
Scudder International
 Portfolio -- Class A.........     1.40%       149,475    15.483857       2,314,448
Pioneer Growth Opportunities
 VCT Portfolio................     0.45%       279,244    19.093796       5,331,834
The Strong Mid Cap Growth
 Fund II......................     0.45%        73,413    10.716759         786,751
Van Eck Worldwide Bond Fund...     0.45%        17,459    16.028761         279,840
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%        23,066    13.822619         318,838
Wells Fargo Asset Allocation
 Fund.........................     1.40%       574,132    10.677256       6,130,153
Wells Fargo Total Return Bond
 Fund.........................     1.40%       933,010    17.060360      15,917,490
Wells Fargo Equity Income
 Fund.........................     1.40%     2,449,057    17.304616      42,379,988
Wells Fargo Equity Value
 Fund.........................     1.40%       100,484     9.698295         974,522
Wells Fargo Growth Fund.......     1.40%        55,582     7.093477         394,271
Wells Fargo International
 Equity Fund..................     1.40%        21,964     7.847984         172,371
Wells Fargo Large Company
 Growth Fund..................     1.40%     1,175,573    17.166094      20,179,997
Wells Fargo Small Cap Growth
 Fund.........................     1.40%       437,510    12.348369       5,402,536
                                                                     --------------
    SUB-TOTAL.................                                       $2,280,475,302
                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. International Growth
 Fund -- Class I..............     1.40%           579   $10.569460  $        6,124
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%           171     9.466085           1,616
Federated American Leaders
 Fund II -- Class PRIM........     1.40%         1,758    10.756941          18,906
Federated Equity Income
 Fund II -- Class PRIM........     1.40%         1,942     9.815964          19,059
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%           842    11.822225           9,950
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%        73,187     3.577676         261,839
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%            17    17.916823             297
Hartford Bond HLS Fund --
 Class IA.....................     1.35%        10,794     2.659888          28,710
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%        25,439     1.656714          42,146
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%         4,138    25.445733         105,288
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%           106    20.410463           2,174
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%         2,034    22.218925          45,193
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%        54,769     5.415672         296,610
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%           494    26.091910          12,893
Hartford Index HLS Fund --
 Class IA.....................     1.35%         1,889    18.051207          34,094
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%           490    13.863458           6,789
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%         3,697     1.571597           5,810
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%           340    17.055706           5,795
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.35%         1,427    13.191788          18,820
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%           149    13.077313           1,947
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%           960    20.500498          19,674
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%           119    25.523286           3,043
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%         4,225    23.117766          97,679
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%           878    21.687414          19,044
MFS Emerging Growth Series --
 Class INIT...................     1.40%           676     9.442504           6,383
MFS High Income Series --
 Class INIT...................     1.40%           370    11.672287           4,321
Scudder International
 Portfolio -- Class A.........     1.40%           212    15.483857           3,278
Wells Fargo Total Return Bond
 Fund.........................     1.40%           658    17.060360          11,219
Wells Fargo Equity Income
 Fund.........................     1.40%         6,171    17.304616         106,787
Wells Fargo Large Company
 Growth Fund..................     1.40%         5,297    17.166094          90,920
Wells Fargo Small Cap Growth
 Fund.........................     1.40%           425    12.348369           5,251
                                                                     --------------
    SUB-TOTAL.................                                       $    1,291,659
                                                                     --------------
GRAND TOTAL...................                                       $2,281,766,961
                                                                     ==============

  #  Rounded unit prices.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $ 36,147          $--              $ 18,963      $  45,187
                             --------          -------          --------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (10,065)          (2,473)          (37,592)      (136,297)
                             --------          -------          --------      ---------
    Net investment income
     (loss)..............      26,082           (2,473)          (18,629)       (91,110)
                             --------          -------          --------      ---------
CAPITAL GAINS INCOME.....      --              --                --             --
                             --------          -------          --------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       3,889           (4,685)           40,515        (66,849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     170,274           39,805           590,406        548,075
                             --------          -------          --------      ---------
    Net gain (loss) on
     investments.........     174,163           35,120           630,921        481,226
                             --------          -------          --------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $200,245          $32,647          $612,292      $ 390,116
                             ========          =======          ========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORTFOLIO          PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............      $  5,188           $ 64,649           $--              $1,050,610      $  65,866     $  783,977
                               --------           --------           --------         ----------      ---------     ----------
EXPENSES:
  Mortality and expense
   undertakings..........        (8,255)           (43,419)           (12,286)          (876,500)      (138,776)      (492,088)
                               --------           --------           --------         ----------      ---------     ----------
    Net investment income
     (loss)..............        (3,067)            21,230            (12,286)           174,110        (72,910)       291,889
                               --------           --------           --------         ----------      ---------     ----------
CAPITAL GAINS INCOME.....       --                 --                 --                 --              --            --
                               --------           --------           --------         ----------      ---------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       103,207            --                   7,896            153,072         11,126        153,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       247,913            --                 221,625          5,621,330        743,895      3,962,436
                               --------           --------           --------         ----------      ---------     ----------
    Net gain (loss) on
     investments.........       351,120            --                 229,521          5,774,402        755,021      4,116,164
                               --------           --------           --------         ----------      ---------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $348,053           $ 21,230           $217,235         $5,948,512      $ 682,111     $4,408,053
                               ========           ========           ========         ==========      =========     ==========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $ 334,744
                               ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (66,194)
                               ---------
    Net investment income
     (loss)..............        268,550
                               ---------
CAPITAL GAINS INCOME.....         39,090
                               ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         43,286
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (168,964)
                               ---------
    Net gain (loss) on
     investments.........       (125,678)
                               ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 181,962
                               =========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --            $  905,259     $  --             $ 343,773
                              ----------      ----------     ----------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........       (355,144)       (136,340)      (124,274)         (86,185)
                              ----------      ----------     ----------        ---------
    Net investment income
     (loss)..............       (355,144)        768,919       (124,274)         257,588
                              ----------      ----------     ----------        ---------
CAPITAL GAINS INCOME.....       --               --             --              --
                              ----------      ----------     ----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        352,876         202,998         45,376          (24,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,889,110          99,295      1,325,944         (183,405)
                              ----------      ----------     ----------        ---------
    Net gain (loss) on
     investments.........      4,241,986         302,293      1,371,320         (208,197)
                              ----------      ----------     ----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,886,842      $1,071,212     $1,247,046        $  49,391
                              ==========      ==========     ==========        =========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $107,107       $224,724        $  4,998       $ 5,788,540     $   227,885      $ 5,871,162
                             --------       --------        --------       -----------     -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (31,687)       (61,778)         (4,310)       (3,751,420)     (1,496,620)      (1,160,051)
                             --------       --------        --------       -----------     -----------      -----------
    Net investment income
     (loss)..............      75,420        162,946             688         2,037,120      (1,268,735)       4,711,111
                             --------       --------        --------       -----------     -----------      -----------
CAPITAL GAINS INCOME.....      23,509        --               32,062           --              --             2,246,525
                             --------       --------        --------       -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      24,583         (8,276)         39,284           433,272       1,472,746          115,427
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (60,540)       277,428          71,634         3,695,957       7,684,325       (4,386,410)
                             --------       --------        --------       -----------     -----------      -----------
    Net gain (loss) on
     investments.........     (35,957)       269,152         110,918         4,129,229       9,157,071       (4,270,983)
                             --------       --------        --------       -----------     -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 62,972       $432,098        $143,668       $ 6,166,349     $ 7,888,336      $ 2,686,653
                             ========       ========        ========       ===========     ===========      ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  101,881
                            ----------
EXPENSES:
  Mortality and expense
   undertakings..........     (341,301)
                            ----------
    Net investment income
     (loss)..............     (239,420)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       10,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,635,018
                            ----------
    Net gain (loss) on
     investments.........    4,645,165
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $4,405,745
                            ==========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   43,652     $   746,737       $ 1,302,196       $   --
                            ----------     -----------       -----------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (164,023)     (1,826,611)       (1,624,001)       (4,428,568)
                            ----------     -----------       -----------       -----------
    Net investment income
     (loss)..............     (120,371)     (1,079,874)         (321,805)       (4,428,568)
                            ----------     -----------       -----------       -----------
CAPITAL GAINS INCOME.....      --              --               --                 --
                            ----------     -----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       57,938       2,508,179         1,093,647         8,302,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      962,412      21,690,532         7,354,956        46,579,903
                            ----------     -----------       -----------       -----------
    Net gain (loss) on
     investments.........    1,020,350      24,198,711         8,448,603        54,881,981
                            ----------     -----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  899,979     $23,118,837       $ 8,126,798       $50,453,413
                            ==========     ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $1,723,507    $ 1,870,421     $  136,809      $  171,166      $   17,848      $   51,671    $ 423,820
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (458,160)    (1,961,462)      (264,324)       (734,614)       (521,053)       (527,177)    (601,356)
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net investment income
     (loss)..............   1,265,347        (91,041)      (127,515)       (563,448)       (503,205)       (475,506)    (177,536)
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
CAPITAL GAINS INCOME.....      --            531,184        --              --              --              --            --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     415,640         21,210        444,260         959,724         158,079         387,006       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     250,361     12,555,345      2,615,050       6,772,256       3,984,928       4,222,413       --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net gain (loss) on
     investments.........     666,001     12,576,555      3,059,310       7,731,980       4,143,007       4,609,419       --
                           ----------    -----------     ----------      ----------      ----------      ----------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,931,348    $13,016,698     $2,931,795      $7,168,532      $3,639,802      $4,133,913    $(177,536)
                           ==========    ===========     ==========      ==========      ==========      ==========    =========

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES
                              HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  462,214      $  --            $ 159,207       $ 4,222,666
                             ----------      -----------      ---------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (937,158)      (1,662,646)      (212,780)       (1,580,504)
                             ----------      -----------      ---------       -----------
    Net investment income
     (loss)..............      (474,944)      (1,662,646)       (53,573)        2,642,162
                             ----------      -----------      ---------       -----------
CAPITAL GAINS INCOME.....       676,373         --              --               --
                             ----------      -----------      ---------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       970,489        3,469,693          3,867         2,775,115
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,066,791       14,559,596        421,460        (4,506,530)
                             ----------      -----------      ---------       -----------
    Net gain (loss) on
     investments.........     8,037,280       18,029,289        425,327        (1,731,415)
                             ----------      -----------      ---------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,238,709      $16,366,643      $ 371,754       $   910,747
                             ==========      ===========      =========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $   229,994        $   946          $ 2,525            $--                 $--
                               -----------        -------          -------            -------             --------
EXPENSES:
  Mortality and expense
   undertakings..........         (977,832)          (539)            (893)            (7,912)             (12,711)
                               -----------        -------          -------            -------             --------
    Net investment income
     (loss)..............         (747,838)           407            1,632             (7,912)             (12,711)
                               -----------        -------          -------            -------             --------
CAPITAL GAINS INCOME.....        --                --              --                 --                  --
                               -----------        -------          -------            -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,597,416         (6,453)          (2,765)             9,314               (8,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,005,120         19,315           19,563             78,344              104,834
                               -----------        -------          -------            -------             --------
    Net gain (loss) on
     investments.........       12,602,536         12,862           16,798             87,658               95,949
                               -----------        -------          -------            -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $11,854,698        $13,269          $18,430            $79,746             $ 83,238
                               ===========        =======          =======            =======             ========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
INVESTMENT INCOME:
  Dividends..............       $ 15,571        $  --
                                --------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........         (9,250)         (29,981)
                                --------        ---------
    Net investment income
     (loss)..............          6,321          (29,981)
                                --------        ---------
CAPITAL GAINS INCOME.....       --                 --
                                --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (17,914)          14,610
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         67,385         (150,050)
                                --------        ---------
    Net gain (loss) on
     investments.........         49,471         (135,440)
                                --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 55,792        $(165,421)
                                ========        =========

(d) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --           $254,409        $ 8,051
                             --------       --------       --------        -------
EXPENSES:
  Mortality and expense
   undertakings..........     (63,090)       (71,993)       (57,425)          (834)
                             --------       --------       --------        -------
    Net investment income
     (loss)..............     (63,090)       (71,993)       196,984          7,217
                             --------       --------       --------        -------
CAPITAL GAINS INCOME.....      --             --             --             --
                             --------       --------       --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (42,148)        51,682         91,825            219
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     242,893        699,591         93,855          7,478
                             --------       --------       --------        -------
    Net gain (loss) on
     investments.........     200,745        751,273        185,680          7,697
                             --------       --------       --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $137,655       $679,280       $382,664        $14,914
                             ========       ========       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 32,528          $    192            $ 12,701           $ 29,655         $--
                               --------          --------            --------           --------         --------
EXPENSES:
  Mortality and expense
   undertakings..........        (4,405)           (7,232)             (5,700)           (28,022)         (17,826)
                               --------          --------            --------           --------         --------
    Net investment income
     (loss)..............        28,123            (7,040)              7,001              1,633          (17,826)
                               --------          --------            --------           --------         --------
CAPITAL GAINS INCOME.....       --                --                 --                   --              --
                               --------          --------            --------           --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (1,033)           (7,669)             48,428             20,588           (4,504)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (24,476)          284,495              52,500            290,216          803,935
                               --------          --------            --------           --------         --------
    Net gain (loss) on
     investments.........       (25,509)          276,826             100,928            310,804          799,431
                               --------          --------            --------           --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  2,614          $269,786            $107,929           $312,437         $781,605
                               ========          ========            ========           ========         ========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
INVESTMENT INCOME:
  Dividends..............     $--            $23,908
                              --------       -------
EXPENSES:
  Mortality and expense
   undertakings..........       (2,904)       (1,258)
                              --------       -------
    Net investment income
     (loss)..............       (2,904)       22,650
                              --------       -------
CAPITAL GAINS INCOME.....      --             --
                              --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,288         2,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      110,798          (378)
                              --------       -------
    Net gain (loss) on
     investments.........      118,086         1,796
                              --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $115,182       $24,446
                              ========       =======

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,691        $122,468      $   600,619
                             -------        --------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,927)        (75,863)        (227,607)
                             -------        --------      -----------
    Net investment income
     (loss)..............       (236)         46,605          373,012
                             -------        --------      -----------
CAPITAL GAINS INCOME.....     --             190,243        1,128,996
                             -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     66,911           7,330           90,489
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     30,365         197,550       (1,072,809)
                             -------        --------      -----------
    Net gain (loss) on
     investments.........     97,276         204,880         (982,320)
                             -------        --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $97,040        $441,728      $   519,688
                             =======        ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  674,916      $ 15,265      $--           $   474       $ --          $ --
                            ----------      --------      -------       -------       ---------     --------
EXPENSES:
  Mortality and expense
   undertakings..........     (566,157)      (12,081)      (5,747)       (2,252)       (273,083)     (72,712)
                            ----------      --------      -------       -------       ---------     --------
    Net investment income
     (loss)..............      108,759         3,184       (5,747)       (1,778)       (273,083)     (72,712)
                            ----------      --------      -------       -------       ---------     --------
CAPITAL GAINS INCOME.....      --             --           --            --             --            --
                            ----------      --------      -------       -------       ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (156,732)       11,946       14,674          (378)         42,758       76,390
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,120,476        74,987       15,379        14,380         515,692      616,645
                            ----------      --------      -------       -------       ---------     --------
    Net gain (loss) on
     investments.........    3,963,744        86,933       30,053        14,002         558,450      693,035
                            ----------      --------      -------       -------       ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $4,072,503      $ 90,117      $24,306       $12,224       $ 285,367     $620,323
                            ==========      ========      =======       =======       =========     ========

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   26,082        $  (2,473)       $  (18,629)   $   (91,110)
  Capital gains income...      --              --                 --             --
  Net realized gain
   (loss) on security
   transactions..........        3,889           (4,685)           40,515        (66,849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      170,274           39,805           590,406        548,075
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      200,245           32,647           612,292        390,116
                            ----------        ---------        ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        1,055            7,783            12,458         25,633
  Net transfers..........      138,573          (85,539)           60,472       (943,458)
  Surrenders for benefit
   payments and fees.....     (277,532)         (32,407)         (469,937)    (2,082,766)
  Net annuity
   transactions..........      --              --                   5,415          1,613
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (137,904)        (110,163)         (391,592)    (2,998,978)
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets.........       62,341          (77,516)          220,700     (2,608,862)
NET ASSETS:
  Beginning of year......    2,301,440          610,227         2,991,370     12,547,020
                            ----------        ---------        ----------    -----------
  End of year............   $2,363,781        $ 532,711        $3,212,070    $ 9,938,158
                            ==========        =========        ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $   (3,067)        $    21,230        $  (12,286)       $   174,110    $   (72,910)   $   291,889
  Capital gains income...       --                  --                --                 --              --             --
  Net realized gain
   (loss) on security
   transactions..........        103,207            --                   7,896            153,072         11,126        153,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        247,913            --                 221,625          5,621,330        743,895      3,962,436
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        348,053              21,230           217,235          5,948,512        682,111      4,408,053
                              ----------         -----------        ----------        -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         24,540             339,036            16,526            219,798         42,101        151,874
  Net transfers..........       (104,417)            174,754          (161,115)           590,381        952,110        382,566
  Surrenders for benefit
   payments and fees.....       (212,571)         (3,455,892)         (243,854)        (6,718,739)      (879,345)    (3,541,524)
  Net annuity
   transactions..........       --                  --                --                   (1,200)       --              (1,195)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (292,448)         (2,942,102)         (388,443)        (5,909,760)       114,866     (3,008,279)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........         55,605          (2,920,872)         (171,208)            38,752        796,977      1,399,774
NET ASSETS:
  Beginning of year......      1,847,454          10,988,632         2,928,055         75,257,525     11,224,382     40,731,298
                              ----------         -----------        ----------        -----------    -----------    -----------
  End of year............     $1,903,059         $ 8,067,760        $2,756,847        $75,296,277    $12,021,359    $42,131,072
                              ==========         ===========        ==========        ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $   268,550
  Capital gains income...          39,090
  Net realized gain
   (loss) on security
   transactions..........          43,286
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (168,964)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         181,962
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          31,328
  Net transfers..........        (959,152)
  Surrenders for benefit
   payments and fees.....      (1,163,071)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,090,895)
                              -----------
  Net increase (decrease)
   in net assets.........      (1,908,933)
NET ASSETS:
  Beginning of year......       8,176,910
                              -----------
  End of year............     $ 6,267,977
                              ===========

_____________________________________ SA-31 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $  (355,144)   $   768,919    $  (124,274)      $   257,588
  Capital gains income...        --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........         352,876        202,998         45,376           (24,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,889,110         99,295      1,325,944          (183,405)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,886,842      1,071,212      1,247,046            49,391
                              -----------    -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         100,247         45,392         27,186            31,066
  Net transfers..........        (208,360)    (1,089,368)        52,398        (1,911,203)
  Surrenders for benefit
   payments and fees.....      (2,640,936)    (1,608,214)      (873,350)       (1,326,964)
  Net annuity
   transactions..........            (607)       --             --               --
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,749,656)    (2,652,190)      (793,766)       (3,207,101)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........       1,137,186     (1,580,978)       453,280        (3,157,710)
NET ASSETS:
  Beginning of year......      29,864,323     13,211,857     10,453,928         8,243,019
                              -----------    -----------    -----------       -----------
  End of year............     $31,001,509    $11,630,879    $10,907,208       $ 5,085,309
                              ===========    ===========    ===========       ===========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................   $   75,420     $  162,946      $      688      $  2,037,120    $ (1,268,735)    $  4,711,111
  Capital gains income...       23,509        --               32,062          --              --              2,246,525
  Net realized gain
   (loss) on security
   transactions..........       24,583         (8,276)         39,284           433,272       1,472,746          115,427
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (60,540)       277,428          71,634         3,695,957       7,684,325       (4,386,410)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       62,972        432,098         143,668         6,166,349       7,888,336        2,686,653
                            ----------     ----------      ----------      ------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       22,689         40,763           1,166         3,662,633       2,255,161        1,284,744
  Net transfers..........      198,604        236,732        (364,500)       (3,425,765)     (3,382,186)      (4,154,172)
  Surrenders for benefit
   payments and fees.....     (308,656)      (441,650)        (86,052)      (47,235,792)    (18,905,391)     (17,265,618)
  Net annuity
   transactions..........      --             --              --                146,872             294           28,643
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (87,363)      (164,155)       (449,386)      (46,852,052)    (20,032,122)     (20,106,403)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets.........      (24,391)       267,943        (305,718)      (40,685,703)    (12,143,786)     (17,419,750)
NET ASSETS:
  Beginning of year......    2,882,281      5,170,030       1,356,089       313,250,054     123,466,827       99,067,776
                            ----------     ----------      ----------      ------------    ------------     ------------
  End of year............   $2,857,890     $5,437,973      $1,050,371      $272,564,351    $111,323,041     $ 81,648,026
                            ==========     ==========      ==========      ============    ============     ============

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (239,420)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       10,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,635,018
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,405,745
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,113,925
  Net transfers..........   18,786,254
  Surrenders for benefit
   payments and fees.....   (3,380,431)
  Net annuity
   transactions..........       42,146
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   16,561,894
                           -----------
  Net increase (decrease)
   in net assets.........   20,967,639
NET ASSETS:
  Beginning of year......   14,608,433
                           -----------
  End of year............  $35,576,072
                           ===========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................   $  (120,371)   $ (1,079,874)     $   (321,805)    $ (4,428,568)
  Capital gains income...       --             --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        57,938       2,508,179         1,093,647        8,302,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       962,412      21,690,532         7,354,956       46,579,903
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       899,979      23,118,837         8,126,798       50,453,413
                            -----------    ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       245,131       2,199,773         1,898,615        5,466,480
  Net transfers..........      (721,688)      1,707,343          (503,583)      (6,719,682)
  Surrenders for benefit
   payments and fees.....    (1,419,325)    (19,830,156)      (20,130,198)     (50,056,226)
  Net annuity
   transactions..........       --               60,730            28,125          101,549
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,895,882)    (15,862,310)      (18,707,041)     (51,207,879)
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........      (995,903)      7,256,527       (10,580,243)        (754,466)
NET ASSETS:
  Beginning of year......    11,970,896     140,319,640       132,907,373      356,936,305
                            -----------    ------------      ------------     ------------
  End of year............   $10,974,993    $147,576,167      $122,327,130     $356,181,839
                            ===========    ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,265,347   $    (91,041)   $  (127,515)   $  (563,448)     $  (503,205)   $  (475,506)  $   (177,536)
  Capital gains income...      --             531,184        --             --              --              --             --
  Net realized gain
   (loss) on security
   transactions..........      415,640         21,210        444,260        959,724          158,079        387,006        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      250,361     12,555,345      2,615,050      6,772,256        3,984,928      4,222,413        --
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,931,348     13,016,698      2,931,795      7,168,532        3,639,802      4,133,913       (177,536)
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      515,279      3,003,562        382,471      1,187,367          955,626        752,020      1,286,218
  Net transfers..........      (63,403)    (4,093,911)     2,311,621     (1,488,096)        (576,680)     2,054,609      1,122,166
  Surrenders for benefit
   payments and fees.....   (7,161,045)   (25,779,113)    (3,605,125)    (8,717,351)      (5,733,987)    (6,347,183)   (19,505,942)
  Net annuity
   transactions..........      --              27,757           (868)          (524)        --               18,820             53
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,709,169)   (26,841,705)      (911,901)    (9,018,604)      (5,355,041)    (3,521,734)   (17,097,505)
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  Net increase (decrease)
   in net assets.........   (4,777,821)   (13,825,007)     2,019,894     (1,850,072)      (1,715,239)       612,179    (17,275,041)
NET ASSETS:
  Beginning of year......   38,179,340    165,762,437     18,541,865     59,053,169       39,635,988     39,343,752     56,649,496
                           -----------   ------------    -----------    -----------      -----------    -----------   ------------
  End of year............  $33,401,519   $151,937,430    $20,561,759    $57,203,097      $37,920,749    $39,955,931   $ 39,374,455
                           ===========   ============    ===========    ===========      ===========    ===========   ============

_____________________________________ SA-35 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES
                              HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (474,944)   $ (1,662,646)    $   (53,573)    $  2,642,162
  Capital gains income...        676,373        --               --              --
  Net realized gain
   (loss) on security
   transactions..........        970,489       3,469,693           3,867        2,775,115
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,066,791      14,559,596         421,460       (4,506,530)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,238,709      16,366,643         371,754          910,747
                            ------------    ------------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      1,391,725       2,403,712         267,157        1,349,744
  Net transfers..........      1,081,868      (2,599,701)      2,762,760      (17,500,665)
  Surrenders for benefit
   payments and fees.....    (11,329,694)    (18,848,841)     (1,772,824)     (23,013,735)
  Net annuity
   transactions..........         19,674            (948)        --                38,975
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,836,427)    (19,045,778)      1,257,093      (39,125,681)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets.........       (597,718)     (2,679,135)      1,628,847      (38,214,934)
NET ASSETS:
  Beginning of year......     72,606,279     133,342,915      13,197,362      143,610,430
                            ------------    ------------     -----------     ------------
  End of year............   $ 72,008,561    $130,663,780     $14,826,209     $105,395,496
                            ============    ============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                HARTFORD           ING VP          ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES    EMERGING    NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND        MARKETS FUND        TRUST               FUND                FUND
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ------------  -----------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................     $   (747,838)       $    407        $  1,632           $   (7,912)         $  (12,711)
  Capital gains income...        --                 --             --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........        1,597,416          (6,453)         (2,765)               9,314              (8,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,005,120          19,315          19,563               78,344             104,834
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,854,698          13,269          18,430               79,746              83,238
                              ------------        --------        --------           ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        1,035,064          --                 500               31,018              23,680
  Net transfers..........        2,372,032         132,089          65,221              (93,281)            (61,107)
  Surrenders for benefit
   payments and fees.....      (12,286,945)        (19,387)         (1,535)            (290,065)           (304,513)
  Net annuity
   transactions..........            6,079          --             --                  --                  --
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (8,873,770)        112,702          64,186             (352,328)           (341,940)
                              ------------        --------        --------           ----------          ----------
  Net increase (decrease)
   in net assets.........        2,980,928         125,971          82,616             (272,582)           (258,702)
NET ASSETS:
  Beginning of year......       74,992,475         137,501         120,624            1,783,547           3,046,837
                              ------------        --------        --------           ----------          ----------
  End of year............     $ 77,973,403        $263,472        $203,240           $1,510,965          $2,788,135
                              ============        ========        ========           ==========          ==========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment
   income................      $    6,321      $  (29,981)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........         (17,914)         14,610
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          67,385        (150,050)
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          55,792        (165,421)
                               ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............          12,700          10,205
  Net transfers..........        (128,000)         29,769
  Surrenders for benefit
   payments and fees.....        (428,225)       (295,972)
  Net annuity
   transactions..........        --                --
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (543,525)       (255,998)
                               ----------      ----------
  Net increase (decrease)
   in net assets.........        (487,733)       (421,419)
NET ASSETS:
  Beginning of year......       2,310,672       2,598,562
                               ----------      ----------
  End of year............      $1,822,939      $2,177,143
                               ==========      ==========

(d)  Formerly INVESCO Health Science Fund Sub-Account. Change effective
     October 15, 2004.
(e) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(f)  Formerly INVESCO Core Equity Fund Sub-Account. Change effective
     October 15, 2004.

_____________________________________ SA-37 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (63,090)    $   (71,993)   $   196,984     $  7,217
  Capital gains income...      --              --             --            --
  Net realized gain
   (loss) on security
   transactions..........      (42,148)         51,682         91,825          219
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      242,893         699,591         93,855        7,478
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      137,655         679,280        382,664       14,914
                            ----------     -----------    -----------     --------
UNIT TRANSACTIONS:
  Purchases..............       35,782          32,805         65,655       --
  Net transfers..........      (29,769)       (374,713)        52,417      116,905
  Surrenders for benefit
   payments and fees.....     (904,283)     (1,301,450)    (1,153,016)     (15,168)
  Net annuity
   transactions..........      --                2,673           (427)      --
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (898,270)     (1,640,685)    (1,035,371)     101,737
                            ----------     -----------    -----------     --------
  Net increase (decrease)
   in net assets.........     (760,615)       (961,405)      (652,707)     116,651
NET ASSETS:
  Beginning of year......    5,716,700       7,172,214      5,626,780      151,578
                            ----------     -----------    -----------     --------
  End of year............   $4,956,085     $ 6,210,809    $ 4,974,073     $268,229
                            ==========     ===========    ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                            SCUDDER      PIONEER GROWTH
                               MATURITY        AMT PARTNERS        PIONEER FUND       INTERNATIONAL  OPPORTUNITIES VCT
                            BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT    SUB-ACCOUNT (I)
                           ----------------  ----------------  ---------------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................     $  28,123         $   (7,040)         $    7,001         $    1,633       $  (17,826)
  Capital gains income...       --                --                 --                   --              --
  Net realized gain
   (loss) on security
   transactions..........        (1,033)            (7,669)             48,428             20,588           (4,504)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (24,476)           284,495              52,500            290,216          803,935
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,614            269,786             107,929            312,437          781,605
                              ---------         ----------          ----------         ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        11,304             10,900              13,250              6,005            5,785
  Net transfers..........       103,735            424,746            (708,850)           (55,814)       1,588,008
  Surrenders for benefit
   payments and fees.....      (249,292)          (109,906)           (162,906)          (277,849)        (247,437)
  Net annuity
   transactions..........       --                --                 --                      (300)        --
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (134,253)           325,740            (858,506)          (327,958)       1,346,356
                              ---------         ----------          ----------         ----------       ----------
  Net increase (decrease)
   in net assets.........      (131,639)           595,526            (750,577)           (15,521)       2,127,961
NET ASSETS:
  Beginning of year......       965,393          1,296,687           1,959,769          2,333,247        3,203,873
                              ---------         ----------          ----------         ----------       ----------
  End of year............     $ 833,754         $1,892,213          $1,209,192         $2,317,726       $5,331,834
                              =========         ==========          ==========         ==========       ==========


                             THE STRONG      VAN ECK
                              MID CAP       WORLDWIDE
                           GROWTH FUND II   BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
OPERATIONS:
  Net investment
   income................     $ (2,904)     $ 22,650
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........        7,288         2,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      110,798          (378)
                              --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      115,182        24,446
                              --------      --------
UNIT TRANSACTIONS:
  Purchases..............        1,157            90
  Net transfers..........      153,384        (3,673)
  Surrenders for benefit
   payments and fees.....      (59,183)      (31,840)
  Net annuity
   transactions..........      --             --
                              --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       95,358       (35,423)
                              --------      --------
  Net increase (decrease)
   in net assets.........      210,540       (10,977)
NET ASSETS:
  Beginning of year......      576,211       290,817
                              --------      --------
  End of year............     $786,751      $279,840
                              ========      ========

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly SAFECO Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-39 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             VAN ECK
                            WORLDWIDE     WELLS FARGO     WELLS FARGO
                           HARD ASSETS  ASSET ALLOCATION  TOTAL RETURN
                              FUND            FUND         BOND FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ------------
OPERATIONS:
  Net investment
   income................   $    (236)    $    46,605     $   373,012
  Capital gains income...      --             190,243       1,128,996
  Net realized gain
   (loss) on security
   transactions..........      66,911           7,330          90,489
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      30,365         197,550      (1,072,809)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      97,040         441,728         519,688
                            ---------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      --               2,585          99,426
  Net transfers..........    (198,569)        684,023        (667,842)
  Surrenders for benefit
   payments and fees.....     (57,676)     (1,094,159)     (4,540,043)
  Net annuity
   transactions..........      --            --                (1,142)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (256,245)       (407,551)     (5,109,601)
                            ---------     -----------     -----------
  Net increase (decrease)
   in net assets.........    (159,205)         34,177      (4,589,913)
NET ASSETS:
  Beginning of year......     478,043       6,095,976      20,518,622
                            ---------     -----------     -----------
  End of year............   $ 318,838     $ 6,130,153     $15,928,709
                            =========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $    108,759    $   3,184     $  (5,747)    $ (1,778)     $  (273,083)  $   (72,712)
  Capital gains income...       --            --            --           --              --            --
  Net realized gain
   (loss) on security
   transactions..........      (156,732)      11,946        14,674         (378)          42,758        76,390
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     4,120,476       74,987        15,379       14,380          515,692       616,645
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,072,503       90,117        24,306       12,224          285,367       620,323
                           ------------    ---------     ---------     --------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       125,112       --            --               60          132,216        32,630
  Net transfers..........    (1,087,441)      91,811       (55,744)      75,868         (460,599)     (127,712)
  Surrenders for benefit
   payments and fees.....   (11,177,657)    (201,799)      (63,201)     (45,121)      (4,583,206)   (1,407,535)
  Net annuity
   transactions..........        10,516       --            --           --                5,604         2,497
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,129,470)    (109,988)     (118,945)      30,807       (4,905,985)   (1,500,120)
                           ------------    ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets.........    (8,056,967)     (19,871)      (94,639)      43,031       (4,620,618)     (879,797)
NET ASSETS:
  Beginning of year......    50,543,742      994,393       488,910      129,340       24,891,535     6,287,584
                           ------------    ---------     ---------     --------      -----------   -----------
  End of year............  $ 42,486,775    $ 974,522     $ 394,271     $172,371      $20,270,917   $ 5,407,787
                           ============    =========     =========     ========      ===========   ===========

_____________________________________ SA-41 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   32,579        $ (2,374)        $  (19,944)   $  (111,743)
  Capital gains income...      --              --                 --             --
  Net realized gain
   (loss) on security
   transactions..........       (2,054)         (1,178)           (98,234)      (377,858)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      249,771          98,411            793,437      2,966,533
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      280,296          94,859            675,259      2,476,932
                            ----------        --------         ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        7,150           7,536              3,900         30,815
  Net transfers..........      649,314          77,198           (164,449)      (532,209)
  Surrenders for benefit
   payments and fees.....     (120,687)        (84,488)          (418,503)    (1,304,775)
  Net annuity
   transactions..........      --              --                 --             --
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      535,777             246           (579,052)    (1,806,169)
                            ----------        --------         ----------    -----------
  Net increase (decrease)
   in net assets.........      816,073          95,105             96,207        670,763
NET ASSETS:
  Beginning of year......    1,485,367         515,122          2,895,163     11,876,257
                            ----------        --------         ----------    -----------
  End of year............   $2,301,440        $610,227         $2,991,370    $12,547,020
                            ==========        ========         ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $   (4,494)        $    12,202        $   (14,198)      $   223,096    $   (67,279)   $   253,774
  Capital gains income...       --                  --                 --                --              --             --
  Net realized gain
   (loss) on security
   transactions..........        124,986                   1           (155,979)         (481,356)        (5,154)      (232,603)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        380,238            --                  813,473        16,001,024      2,032,665      8,438,150
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        500,730              12,203            643,296        15,742,764      1,960,232      8,459,321
                              ----------         -----------        -----------       -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............          5,298             488,833             12,575           364,768         53,858        248,647
  Net transfers..........        171,454          (1,805,753)          (475,553)          523,142      1,027,231        293,670
  Surrenders for benefit
   payments and fees.....       (172,858)         (4,457,424)          (657,894)       (4,138,087)      (554,538)    (2,779,254)
  Net annuity
   transactions..........       --                  --                 --                  (8,137)       --              (8,195)
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          3,894          (5,774,344)        (1,120,872)       (3,258,314)       526,551     (2,245,132)
                              ----------         -----------        -----------       -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........        504,624          (5,762,141)          (477,576)       12,484,450      2,486,783      6,214,189
NET ASSETS:
  Beginning of year......      1,342,830          16,750,773          3,405,631        62,773,075      8,737,599     34,517,109
                              ----------         -----------        -----------       -----------    -----------    -----------
  End of year............     $1,847,454         $10,988,632        $ 2,928,055       $75,257,525    $11,224,382    $40,731,298
                              ==========         ===========        ===========       ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $   324,847
  Capital gains income...          55,274
  Net realized gain
   (loss) on security
   transactions..........          17,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (274,979)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         122,956
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          19,665
  Net transfers..........      (2,276,429)
  Surrenders for benefit
   payments and fees.....      (1,194,532)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,451,296)
                              -----------
  Net increase (decrease)
   in net assets.........      (3,328,340)
NET ASSETS:
  Beginning of year......      11,505,250
                              -----------
  End of year............     $ 8,176,910
                              ===========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-43 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             FEDERATED
                               GROWTH       FEDERATED      FEDERATED         FEDERATED
                             STRATEGIES    HIGH INCOME   INTERNATIONAL      PRIME MONEY
                              FUND II      BOND FUND II  EQUITY FUND II       FUND II
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (D)
                           --------------  ------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (311,685)   $   777,248    $  (108,688)      $   (33,250)
  Capital gains income...       --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........      (508,645)       115,180       (274,894)           76,265
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,303,334      1,473,758      2,835,096           211,931
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,483,004      2,366,186      2,451,514           254,946
                            -----------    -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       133,554         57,429         71,188             2,085
  Net transfers..........      (899,157)     1,253,965       (530,051)          870,632
  Surrenders for benefit
   payments and fees.....    (1,901,373)    (1,643,061)      (668,339)       (2,763,695)
  Net annuity
   transactions..........        (3,818)       --             --               --
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,670,794)      (331,667)    (1,127,202)       (1,890,978)
                            -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........     5,812,210      2,034,519      1,324,312        (1,636,032)
NET ASSETS:
  Beginning of year......    24,052,113     11,177,338      9,129,616         6,129,656
                            -----------    -----------    -----------       -----------
  End of year............   $29,864,323    $13,211,857    $10,453,928       $ 4,493,624
                            ===========    ===========    ===========       ===========

(d) Effective November 21, 2003, Federated International Small Company Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            FEDERATED     FEDERATED        FEDERATED           GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  TOTAL RETURN    CAPITAL INCOME    GVIT DEVELOPING      ADVISERS       BLUE CHIP
                             FUND II     BOND FUND II       FUND II          MARKETS FUND       HLS FUND     STOCK HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (E)    SUB-ACCOUNT (F)    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  ------------------  ----------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $   75,518    $  (52,264)      $  257,699         $   (2,495)     $  3,404,163    $ (1,428,189)
  Capital gains income...      --            --              --                 --                --              --
  Net realized gain
   (loss) on security
   transactions..........       13,493        11,039          (37,609)           (44,985)       (3,558,766)     (2,094,855)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       18,468       118,134          630,661            381,410        47,283,617      31,249,327
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      107,479        76,909          850,751            333,930        47,129,014      27,726,283
                            ----------    ----------       ----------         ----------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       17,579        27,333           17,964              3,051         3,851,305       2,554,924
  Net transfers..........      (93,712)     (690,119)         (58,353)           283,093        (2,060,104)     (2,731,112)
  Surrenders for benefit
   payments and fees.....     (335,457)     (305,463)        (465,970)           (61,240)      (43,963,562)    (15,097,701)
  Net annuity
   transactions..........      --            --              --                 --                  16,361        --
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (411,590)     (968,249)        (506,359)           224,904       (42,156,000)    (15,273,889)
                            ----------    ----------       ----------         ----------      ------------    ------------
  Net increase (decrease)
   in net assets.........     (304,111)     (891,340)         344,392            558,834         4,973,014      12,452,394
NET ASSETS:
  Beginning of year......    3,186,392     4,640,735        4,825,638            797,255       308,277,040     111,014,433
                            ----------    ----------       ----------         ----------      ------------    ------------
  End of year............   $2,882,281    $3,749,395       $5,170,030         $1,356,089      $313,250,054    $123,466,827
                            ==========    ==========       ==========         ==========      ============    ============


                             HARTFORD
                           BOND HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $  2,386,076
  Capital gains income...       397,459
  Net realized gain
   (loss) on security
   transactions..........       616,741
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,702,974
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,103,250
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     1,174,283
  Net transfers..........    (1,992,621)
  Surrenders for benefit
   payments and fees.....   (14,426,264)
  Net annuity
   transactions..........       --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (15,244,602)
                           ------------
  Net increase (decrease)
   in net assets.........   (10,141,352)
NET ASSETS:
  Beginning of year......    84,550,070
                           ------------
  End of year............  $ 74,408,718
                           ============

(e)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(f) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-45 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                                CAPITAL           CAPITAL          HARTFORD               HARTFORD
                              APPRECIATION     OPPORTUNITIES    GLOBAL LEADERS       DISCIPLINED EQUITY
                                HLS FUND         HLS FUND          HLS FUND               HLS FUND
                            SUB-ACCOUNT (K)     SUB-ACCOUNT    SUB-ACCOUNT (H)     SUB-ACCOUNT (G)(I)(J)
                           ------------------  -------------  ------------------  ------------------------
OPERATIONS:
  Net investment
   income................     $    (4,243)      $  (121,053)     $ (1,039,472)          $    (74,076)
  Capital gains income...        --                 --              --                    --
  Net realized gain
   (loss) on security
   transactions..........           2,475          (271,527)       (2,197,254)            (4,335,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,446,317         2,877,004        39,950,035             33,760,624
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,444,549         2,484,424        36,713,309             29,350,649
                              -----------       -----------      ------------           ------------
UNIT TRANSACTIONS:
  Purchases..............         336,906           331,291         2,186,938              2,185,530
  Net transfers..........      12,682,433          (142,053)       (2,680,337)               317,041
  Surrenders for benefit
   payments and fees.....        (855,455)       (1,495,134)      (16,579,909)           (19,171,741)
  Net annuity
   transactions..........        --                 --                 (3,674)                 2,276
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,163,884        (1,305,896)      (17,076,982)           (16,666,894)
                              -----------       -----------      ------------           ------------
  Net increase (decrease)
   in net assets.........      14,608,433         1,178,528        19,636,327             12,683,755
NET ASSETS:
  Beginning of year......        --              10,792,368       120,683,313            120,223,618
                              -----------       -----------      ------------           ------------
  End of year............     $14,608,433       $11,970,896      $140,319,640           $132,907,373
                              ===========       ===========      ============           ============

(g) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(h) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(k)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             HARTFORD                                       HARTFORD
                              GROWTH       HARTFORD                      INTERNATIONAL        HARTFORD        HARTFORD
                           OPPORTUNITIES  HIGH YIELD      HARTFORD       OPPORTUNITIES     INTERNATIONAL      LARGECAP
                             HLS FUND      HLS FUND    INDEX HLS FUND       HLS FUND       STOCK HLS FUND  GROWTH HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------  --------------  ------------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $ (3,981,196)  $   928,897   $    147,971      $   138,989       $   596,725      $  (503,306)
  Capital gains income...       --            --             465,817         --                 --              --
  Net realized gain
   (loss) on security
   transactions..........    (5,799,419)       (5,094)    (4,032,888)      (4,599,036)         (901,302)        (865,092)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   119,807,537     5,752,403     38,963,877        8,760,528        13,751,211        8,720,094
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   110,026,922     6,676,206     35,544,777        4,300,481        13,446,634        7,351,696
                           ------------   -----------   ------------      -----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     4,815,141       601,128      3,201,676          323,836         1,396,181          912,586
  Net transfers..........    (5,373,595)    6,127,260     (2,113,783)        (127,935)       (2,311,377)      (1,626,110)
  Surrenders for benefit
   payments and fees.....   (40,130,768)   (6,115,295)   (18,903,376)      (2,542,191)       (6,922,578)      (4,324,616)
  Net annuity
   transactions..........       (17,513)      --               4,049            2,493             4,039         --
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (40,706,735)      613,093    (17,811,434)      (2,343,797)       (7,833,735)      (5,038,140)
                           ------------   -----------   ------------      -----------       -----------      -----------
  Net increase (decrease)
   in net assets.........    69,320,187     7,289,299     17,733,343        1,956,684         5,612,899        2,313,556
NET ASSETS:
  Beginning of year......   287,616,118    30,890,041    148,029,094       16,585,181        53,440,270       37,322,432
                           ------------   -----------   ------------      -----------       -----------      -----------
  End of year............  $356,936,305   $38,179,340   $165,762,437      $18,541,865       $59,053,169      $39,635,988
                           ============   ===========   ============      ===========       ===========      ===========


                             HARTFORD
                           MIDCAP STOCK
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (401,340)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........     (430,072)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    9,621,121
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,789,709
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      876,527
  Net transfers..........    2,879,442
  Surrenders for benefit
   payments and fees.....   (4,935,344)
  Net annuity
   transactions..........      --
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,179,375)
                           -----------
  Net increase (decrease)
   in net assets.........    7,610,334
NET ASSETS:
  Beginning of year......   31,733,418
                           -----------
  End of year............  $39,343,752
                           ===========

(l) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-47 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD      HARTFORD        HARTFORD        HARTFORD
                           MONEY MARKET   MULTISECTOR   SMALLCAP VALUE  SMALLCAP GROWTH
                             HLS FUND    BOND HLS FUND     HLS FUND        HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $   (396,888)  $   961,218    $   (531,002)   $ (1,436,468)
  Capital gains income...       --            --              748,099        --
  Net realized gain
   (loss) on security
   transactions..........       --             31,199      (1,712,304)     (1,869,622)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --            786,277      21,538,070      47,729,966
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (396,888)    1,778,694      20,042,863      44,423,876
                           ------------   -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,493,804       595,969       1,664,741       2,638,786
  Net transfers..........    (8,692,536)    2,261,418      (2,977,172)       (679,540)
  Surrenders for benefit
   payments and fees.....   (34,821,148)   (3,440,792)     (9,259,506)    (13,740,077)
  Net annuity
   transactions..........         1,911       --             --                (2,283)
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (42,017,969)     (583,405)    (10,571,937)    (11,783,114)
                           ------------   -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........   (42,414,857)    1,195,289       9,470,926      32,640,762
NET ASSETS:
  Beginning of year......    99,064,353    23,463,769      63,135,353     100,702,153
                           ------------   -----------    ------------    ------------
  End of year............  $ 56,649,496   $24,659,058    $ 72,606,279    $133,342,915
                           ============   ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                  HARTFORD
                                               U.S. GOVERNMENT       HARTFORD           ING VP          ING VP
                                HARTFORD         SECURITIES     VALUE OPPORTUNIITES    EMERGING    NATURAL RESOURCES
                             STOCK HLS FUND       HLS FUND           HLS FUND        MARKETS FUND        TRUST
                            SUB-ACCOUNT (M)      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  -------------------  ------------  -----------------
OPERATIONS:
  Net investment
   income................     $   (18,038)      $    431,451        $  (500,411)       $   (205)       $   (446)
  Capital gains income...        --                 --                --                 --             --
  Net realized gain
   (loss) on security
   transactions..........      (2,482,500)         2,993,343         (1,045,414)             83          (1,545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,849,486         (1,995,263)        23,490,942          18,342          29,819
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,348,948          1,429,531         21,945,117          18,220          27,828
                              -----------       ------------        -----------        --------        --------
UNIT TRANSACTIONS:
  Purchases..............         303,520          2,752,784          1,163,581          --             --
  Net transfers..........       2,751,272        (23,283,330)           482,164          96,474           9,935
  Surrenders for benefit
   payments and fees.....      (1,450,979)       (32,083,580)        (9,088,689)         (2,549)        (22,961)
  Net annuity
   transactions..........        --                   25,507             (2,073)         --             --
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,603,813        (52,588,619)        (7,445,017)         93,925         (13,026)
                              -----------       ------------        -----------        --------        --------
  Net increase (decrease)
   in net assets.........       3,952,761        (51,159,088)        14,500,100         112,145          14,802
NET ASSETS:
  Beginning of year......       9,244,601        194,769,518         60,492,375          25,356         105,822
                              -----------       ------------        -----------        --------        --------
  End of year............     $13,197,362       $143,610,430        $74,992,475        $137,501        $120,624
                              ===========       ============        ===========        ========        ========


                              INVESCO        INVESCO
                           HEALTH SCIENCE  TECHNOLOGY
                                FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
OPERATIONS:
  Net investment
   income................    $   (9,926)   $  (12,429)
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........        11,326       (50,149)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       519,402     1,022,083
                             ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       520,802       959,505
                             ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        12,828        49,935
  Net transfers..........      (732,397)       16,200
  Surrenders for benefit
   payments and fees.....      (136,351)     (179,887)
  Net annuity
   transactions..........       --             --
                             ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (855,920)     (113,752)
                             ----------    ----------
  Net increase (decrease)
   in net assets.........      (335,118)      845,753
NET ASSETS:
  Beginning of year......     2,118,665     2,201,084
                             ----------    ----------
  End of year............    $1,783,547    $3,046,837
                             ==========    ==========

(m) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-49 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                         KELMOORE
                             INVESCO     STRATEGY      KELMOORE
                           CORE EQUITY   VARIABLE      STRATEGY     MFS EMERGING
                              FUND      EAGLE FUND   VARIABLE FUND  GROWTH SERIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $   14,875   $  (25,165)   $  173,691     $   (74,405)
  Capital gains income...      --           --           --              --
  Net realized gain
   (loss) on security
   transactions..........      (8,932)       2,573       (19,118)       (262,756)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     424,075      632,309       740,617       2,020,065
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     430,018      609,717       895,190       1,682,904
                           ----------   ----------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       4,807       44,772        34,828          17,519
  Net transfers..........       7,963       61,675       (61,675)       (351,297)
  Surrenders for benefit
   payments and fees.....    (141,313)     (60,557)     (517,524)       (975,754)
  Net annuity
   transactions..........      --           --           --                2,771
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (128,543)      45,890      (544,371)     (1,306,761)
                           ----------   ----------    ----------     -----------
  Net increase (decrease)
   in net assets.........     301,475      655,607       350,819         376,143
NET ASSETS:
  Beginning of year......   2,009,197    1,942,955     5,365,881       6,796,071
                           ----------   ----------    ----------     -----------
  End of year............  $2,310,672   $2,598,562    $5,716,700     $ 7,172,214
                           ==========   ==========    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                         NEUBERGER BERMAN
                                                           AMT LIMITED     NEUBERGER BERMAN     SCUDDER       SAFECO
                             MFS HIGH     MFS STRATEGIC      MATURITY        AMT PARTNERS    INTERNATIONAL    EQUITY
                           INCOME SERIES  INCOME SERIES   BOND PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ----------------  ----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   191,261     $  2,011         $ 38,742         $   (4,869)     $   (9,564)   $    8,657
  Capital gains income...       --            --              --                --               --             --
  Net realized gain
   (loss) on security
   transactions..........        57,578         (509)           3,795             (9,122)        (67,462)      (30,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       633,453        5,087          (22,654)           335,333         567,722       424,286
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       882,292        6,589           19,883            321,342         490,696       402,778
                            -----------     --------         --------         ----------      ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        18,405       25,000           32,855              1,150           5,309        19,717
  Net transfers..........      (234,020)      81,180            7,778             42,126         (45,857)     (139,238)
  Surrenders for benefit
   payments and fees.....      (937,850)     (10,952)         (83,903)           (25,025)       (312,438)     (144,866)
  Net annuity
   transactions..........         4,063       --              --                --                 2,563        --
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,149,402)      95,228          (43,270)            18,251        (350,423)     (264,387)
                            -----------     --------         --------         ----------      ----------    ----------
  Net increase (decrease)
   in net assets.........      (267,110)     101,817          (23,387)           339,593         140,273       138,391
NET ASSETS:
  Beginning of year......     5,893,890       49,761          988,780            957,094       2,192,974     1,821,378
                            -----------     --------         --------         ----------      ----------    ----------
  End of year............   $ 5,626,780     $151,578         $965,393         $1,296,687      $2,333,247    $1,959,769
                            ===========     ========         ========         ==========      ==========    ==========

                              SAFECO
                              GROWTH
                           OPPORTUNITIES
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (11,680)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (95,189)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,011,778
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      904,909
                            ----------
UNIT TRANSACTIONS:
  Purchases..............       15,278
  Net transfers..........      132,648
  Surrenders for benefit
   payments and fees.....     (243,911)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (95,985)
                            ----------
  Net increase (decrease)
   in net assets.........      808,924
NET ASSETS:
  Beginning of year......    2,394,949
                            ----------
  End of year............   $3,203,873
                            ==========

_____________________________________ SA-51 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           THE STRONG     VAN ECK      VAN ECK
                             MID CAP     WORLDWIDE    WORLDWIDE     WELLS FARGO
                             GROWTH      BOND FUND   HARD ASSETS  ASSET ALLOCATION
                             FUND II       FUND         FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ----------------
OPERATIONS:
  Net investment
   income................   $  (2,738)   $   2,847    $   (147)      $   19,759
  Capital gains income...      --           --          --             --
  Net realized gain
   (loss) on security
   transactions..........      17,252        5,303      (4,019)         (50,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     140,623       32,911      68,553        1,076,813
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     155,137       41,061      64,387        1,046,570
                            ---------    ---------    --------       ----------
UNIT TRANSACTIONS:
  Purchases..............       4,703       30,442       2,736           10,324
  Net transfers..........     353,140     (165,330)    327,753          347,802
  Surrenders for benefit
   payments and fees.....    (318,446)     (13,572)    (20,931)        (897,582)
  Net annuity
   transactions..........      --           --          --             --
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      39,397     (148,460)    309,558         (539,456)
                            ---------    ---------    --------       ----------
  Net increase (decrease)
   in net assets.........     194,534     (107,399)    373,945          507,114
NET ASSETS:
  Beginning of year......     381,677      398,216     104,098        5,588,862
                            ---------    ---------    --------       ----------
  End of year............   $ 576,211    $ 290,817    $478,043       $6,095,976
                            =========    =========    ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                              WELLS FARGO       WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                              TOTAL RETURN     EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                               BOND FUND           FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  -------------  ------------  -----------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $   686,202      $    142,980    $   3,485     $ (5,085)     $   (793)     $  (304,484)  $  (69,030)
  Capital gains income...         280,630         1,248,415       --           --            --              --            --
  Net realized gain
   (loss) on security
   transactions..........         187,664        (2,087,238)         680          401           465         (861,534)    (253,491)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         442,522        11,337,610      183,385       86,130        30,294        6,453,830    2,199,564
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,597,018        10,641,767      187,550       81,446        29,966        5,287,812    1,877,043
                              -----------      ------------    ---------     --------      --------      -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          58,384           113,721          608       21,830         2,181          128,178       39,652
  Net transfers..........      (2,292,071)       (1,944,854)     114,392      134,485        29,381       (1,454,943)     (82,664)
  Surrenders for benefit
   payments and fees.....      (3,836,542)       (9,619,160)    (134,984)     (77,032)      (18,486)      (4,350,269)    (920,343)
  Net annuity
   transactions..........          12,036            72,354       --           --            --               70,577        1,747
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,058,193)      (11,377,939)     (19,984)      79,283        13,076       (5,606,457)    (961,608)
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  Net increase (decrease)
   in net assets.........      (4,461,175)         (736,172)     167,566      160,729        43,042         (318,645)     915,435
NET ASSETS:
  Beginning of year......      24,979,797        51,279,914      826,827      328,181        86,298       25,210,180    5,372,149
                              -----------      ------------    ---------     --------      --------      -----------   ----------
  End of year............     $20,518,622      $ 50,543,742    $ 994,393     $488,910      $129,340      $24,891,535   $6,287,584
                              ===========      ============    =========     ========      ========      ===========   ==========

(n) Formerly Wells Fargo Corporate Bond Fund Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-53 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Fortis Variable Account D (the "Account") is a separate investment account within Fortis Benefits Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Premier Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Mid Cap Growth Strategies
    Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, AIM V.I. Health Sciences Fund, AIM V.I. Technology Fund, AIM V.I. Core Stock Fund, Kelmoore Strategy Variable Eagle Fund, Kelmoore Strategy Variable Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Scudder International Portfolio, Pioneer Growth Opportunities VCT Portfolio, The Strong Mid Cap Growth
    Fund II, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, and Wells Fargo Small Cap Growth Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results

_____________________________________ SA-54 ____________________________________
      in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.40% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.
   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administration expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Century VP Balanced Fund.......  $    269,639  $    381,460
American Century VP Capital Appreciation
 Fund...................................       264,597       377,233
AIM V.I. International Growth Fund......       185,792       596,014
AIM V.I. Premier Equity Fund............       198,646     3,288,730
AllianceBernstein International
 Portfolio..............................     2,635,229     2,930,746
AllianceBernstein Money Market
 Portfolio..............................     7,704,939    10,625,832
AllianceBernstein Premier Growth
 Portfolio..............................       160,719       561,446
Federated American Leaders Fund II......     2,320,932     8,056,562
Federated Capital Appreciation
 Fund II................................     1,216,721     1,174,752
Federated Equity Income Fund II.........     1,556,277     4,272,656
Federated Fund for U.S. Government
 Securities Fund II.....................       596,321     2,379,575
Federated Mid Cap Growth Strategies
 Fund II................................       859,599     3,964,417
Federated High Income Bond Fund II......     3,613,701     5,496,971
Federated International Equity
 Fund II................................       445,055     1,363,091
Federated Prime Money Fund II...........     4,195,499     7,145,022
Federated Quality Bond Fund II..........       724,151       712,584
Federated Capital Income Fund II........       698,542       699,748
Gartmore GVIT Developing Markets Fund...       477,465       894,101
Hartford Advisers HLS Fund..............     8,463,272    53,277,598
Hartford Blue Chip Stock HLS Fund.......     1,063,252    22,364,090
Hartford Bond HLS Fund..................    33,437,782    46,586,466
Hartford Capital Appreciation HLS
 Fund...................................    18,448,392     2,125,956

_____________________________________ SA-55 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Hartford Capital Opportunities HLS
 Fund...................................  $    666,981  $  2,683,235
Hartford Global Leaders HLS Fund........     3,393,425    20,335,625
Hartford Disciplined Equity HLS Fund....     2,367,437    21,396,299
Hartford Growth Opportunities HLS
 Fund...................................     1,790,502    57,426,373
Hartford High Yield HLS Fund............     6,029,987    11,473,806
Hartford Index HLS Fund.................     7,398,614    33,800,162
Hartford International Opportunities HLS
 Fund...................................     2,405,152     3,444,707
Hartford International Stock HLS Fund...       561,704    10,143,771
Hartford LargeCap Growth HLS Fund.......     1,221,694     7,079,911
Hartford MidCap Stock HLS Fund..........     2,431,125     6,428,366
Hartford Money Market HLS Fund..........    17,981,235    35,256,454
Hartford SmallCap Value HLS Fund........     4,113,773    12,748,782
Hartford SmallCap Growth HLS Fund.......     2,616,693    23,325,108
Hartford Stock HLS Fund.................     3,337,332     2,133,815
Hartford U.S. Government Securities HLS
 Fund...................................     6,122,695    42,606,176
Hartford Value Opportunities HLS Fund...     2,959,474    12,581,080
ING VP Emerging Markets Fund............       487,384       374,284
ING VP Natural Resources Trust..........       389,667       323,875
AIM V.I. Health Sciences Fund...........       790,063     1,150,303
AIM V.I. Technology Fund................       819,342     1,173,994
AIM V.I. Core Stock Fund................        68,487       605,689
Kelmoore Strategy Variable Eagle Fund...        32,901       318,879
Kelmoore Strategy Variable Fund.........        21,469       982,830
MFS Emerging Growth Series..............       203,249     1,915,925
MFS High Income Series..................       709,050     1,547,434
MFS Strategic Income Series.............       141,668        32,715
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................       213,938       320,038
Neuberger Berman AMT Partners
 Portfolio..............................       600,294       281,543
Pioneer Fund VCT Portfolio..............     1,359,120     2,210,581
Scudder International Portfolio.........        53,686       380,010
Pioneer Growth Opportunities VCT
 Portfolio..............................     2,935,293     1,606,756
The Strong Mid Cap Growth Fund II.......       575,156       482,698
Van Eck Worldwide Bond Fund.............        83,896        96,694
Van Eck Worldwide Hard Assets Fund......     1,065,922     1,322,386
Wells Fargo Asset Allocation Fund.......     1,475,201     1,645,905
Wells Fargo Total Return Bond Fund......     2,318,419     5,922,782
Wells Fargo Equity Income Fund..........       833,505    12,854,204
Wells Fargo Equity Value Fund...........       197,066       303,869
Wells Fargo Growth Fund.................        71,974       196,666
Wells Fargo International Equity Fund...       126,437        97,408
Wells Fargo Large Company Growth Fund...       154,833     5,333,892
Wells Fargo Small Cap Growth Fund.......       164,688     1,737,521
                                          ------------  ------------
                                          $170,827,053  $525,357,601
                                          ============  ============

_____________________________________ SA-56 ____________________________________

 5.  CHANGES IN SHARES* OUTSTANDING

    The changes in shares outstanding for the year ended December 31, 2004 were as follows:

                                       SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED      SOLD       (DECREASE)
----                                 ----------  -----------  ------------
American Century VP Balanced
 Fund..............................      39,609       56,374      (16,765)
American Century VP Capital
 Appreciation Fund.................      37,311       53,472      (16,161)
AIM V.I. International Growth
 Fund..............................      10,734       34,756      (24,022)
AIM V.I. Premier Equity Fund.......       9,662      163,301     (153,639)
AllianceBernstein International
 Portfolio.........................     200,652      217,946      (17,294)
AllianceBernstein Money Market
 Portfolio.........................   7,704,939   10,625,832   (2,920,893)
AllianceBernstein Premier Growth
 Portfolio.........................       7,775       25,846      (18,071)
Federated American Leaders
 Fund II...........................     121,474      418,877     (297,403)
Federated Capital Appreciation
 Fund II...........................     221,226      214,989        6,237
Federated Equity Income Fund II....     128,261      346,734     (218,473)
Federated Fund for U.S. Government
 Securities Fund II................      51,599      205,981     (154,382)
Federated Mid Cap Growth Strategies
 Fund II...........................      46,244      211,383     (165,139)
Federated High Income Bond
 Fund II...........................     465,861      701,010     (235,149)
Federated International Equity
 Fund II...........................      37,215      114,139      (76,924)
Federated Prime Money Fund II......   3,531,101    2,939,426      591,675
Federated Quality Bond Fund II.....      62,459       61,003        1,456
Federated Capital Income
 Fund II...........................      84,579       84,067          512
Gartmore GVIT Developing Markets
 Fund..............................      43,035       84,765      (41,730)
Hartford Advisers HLS Fund.........     370,967    2,359,175   (1,988,208)
Hartford Blue Chip Stock HLS
 Fund..............................      63,416    1,345,267   (1,281,851)
Hartford Bond HLS Fund.............   2,593,503    1,798,013      795,490
Hartford Capital Appreciation HLS
 Fund..............................     385,979       45,456      340,523
Hartford Capital Opportunities HLS
 Fund..............................     102,080      403,540     (301,460)
Hartford Global Leaders HLS Fund...     198,481    1,220,381   (1,021,900)
Hartford Disciplined Equity HLS
 Fund..............................     203,492    1,887,134   (1,683,642)
Hartford Growth Opportunities HLS
 Fund..............................      72,205    2,319,823   (2,247,618)
Hartford High Yield HLS Fund.......     610,198    1,151,746     (541,548)
Hartford Index HLS Fund............     241,582    1,118,934     (877,352)
Hartford International
 Opportunities HLS Fund............     225,571      325,388      (99,817)
Hartford International Stock HLS
 Fund..............................      46,378      830,245     (783,867)
Hartford LargeCap Growth HLS
 Fund..............................     136,630      791,053     (654,423)
Hartford MidCap Stock HLS Fund.....     211,391      558,177     (346,786)
Hartford Money Market HLS Fund.....  17,981,235   35,256,454  (17,275,219)
Hartford SmallCap Value HLS Fund...     265,394      832,909     (567,515)
Hartford SmallCap Growth HLS
 Fund..............................     141,124    1,288,812   (1,147,688)
Hartford Stock HLS Fund............      75,023       48,223       26,800
Hartford U.S. Government Securities
 HLS Fund..........................     553,795    3,743,809   (3,190,014)
Hartford Value Opportunities HLS
 Fund..............................     183,658      783,691     (600,033)
ING VP Emerging Markets Fund.......      67,192       54,908       12,284
ING VP Natural Resources Trust.....      23,551       19,663        3,888
AIM V.I. Health Sciences Fund......      44,365       65,931      (21,566)
AIM V.I. Technology Fund...........      71,280      103,477      (32,197)
AIM V.I. Core Stock Fund...........       3,752       34,284      (30,532)
Kelmoore Strategy Variable Eagle
 Fund..............................       6,207       62,143      (55,936)
Kelmoore Strategy Variable Fund....       2,611      119,925     (117,314)
MFS Emerging Growth Series.........      12,734      120,660     (107,926)

_____________________________________ SA-57 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                       SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED      SOLD       (DECREASE)
----                                 ----------  -----------  ------------
MFS High Income Series.............      72,115      156,826      (84,711)
MFS Strategic Income Series........      13,220        3,132       10,088
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........      16,256       24,354       (8,098)
Neuberger Berman AMT Partners
 Portfolio.........................      36,835       17,747       19,088
Pioneer Fund VCT Portfolio.........      58,843           57       58,786
Scudder International Portfolio....       6,371       44,875      (38,504)
Pioneer Growth Opportunities VCT
 Portfolio.........................     138,511       79,104       59,407
The Strong Mid Cap Growth
 Fund II...........................      40,503       34,380        6,123
Van Eck Worldwide Bond Fund........       6,767        7,625         (858)
Van Eck Worldwide Hard Assets
 Fund..............................      64,441       79,223      (14,782)
Wells Fargo Asset Allocation
 Fund..............................     117,634      132,281      (14,647)
Wells Fargo Total Return Bond
 Fund..............................     226,794      571,067     (344,273)
Wells Fargo Equity Income Fund.....      53,847      837,466     (783,619)
Wells Fargo Equity Value Fund......      23,067       35,561      (12,494)
Wells Fargo Growth Fund............       5,518       15,224       (9,706)
Wells Fargo International Equity
 Fund..............................      16,696       12,961        3,735
Wells Fargo Large Company Growth
 Fund..............................      18,236      629,838     (611,602)
Wells Fargo Small Cap Growth
 Fund..............................      22,980      245,334     (222,354)

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                       SHARES       SHARES     NET INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
American Century VP Balanced
 Fund..............................      135,501       49,701       85,800
American Century VP Capital
 Appreciation Fund.................       23,305       24,758       (1,453)
AIM V.I. International Growth
 Fund..............................        5,137       50,441      (45,304)
AIM V.I. Premier Equity Fund.......       10,027      122,005     (111,978)
AllianceBernstein International
 Portfolio.........................      932,204      925,840        6,364
AllianceBernstein Money Market
 Porfolio..........................   15,750,138   21,512,219   (5,762,081)
AllianceBernstein Premier Growth
 Portfolio.........................        8,352       67,832      (59,480)
Federated American Leaders
 Fund II...........................      177,260      364,168     (186,908)
Federated Capital Appreciation
 Fund II...........................      367,782      284,404       83,378
Federated Equity Income Fund II....      171,563      361,161     (189,598)
Federated Fund for U.S. Government
 Securities Fund II................      149,607      415,253     (265,646)
Federated Growth Strategies
 Fund II...........................       39,694      249,860     (210,166)
Federated High Income Bond
 Fund II...........................      803,313      728,486       74,827
Federated International Equity
 Fund II...........................       28,829      165,488     (136,659)
Federated Prime Money Fund II......    3,465,030    4,411,319     (946,289)
Federated Quality Bond Fund II.....       64,408       93,080      (28,672)
Federated Total Return Bond
 Fund II...........................       57,435      159,227     (101,792)
Federated Capital Income
 Fund II...........................       82,820      111,963      (29,143)
Gartmore GVIT Developing Markets
 Fund..............................      207,132      199,086        8,046
Hartford Advisers HLS Fund.........      562,777    2,480,234   (1,917,457)
Hartford Blue Chip Stock HLS
 Fund..............................      188,016    1,407,540   (1,219,524)
Hartford Bond HLS Fund.............      927,473    1,960,222   (1,032,749)
Hartford Capital Appreciation HLS
 Fund..............................      340,793       15,494      325,299
Hartford Capital Opportunities HLS
 Fund..............................      183,390      451,341     (267,951)
Hartford Global Leaders HLS Fund...      523,198    2,200,177   (1,676,979)
Hartford Disciplined Equity HLS
 Fund..............................    2,373,647    5,623,999   (3,250,352)
Hartford Growth Opportunities HLS
 Fund..............................      170,446    2,572,439   (2,401,993)

_____________________________________ SA-58 ____________________________________

                                       SHARES       SHARES     NET INCREASE
FUND                                  PURCHASED      SOLD       (DECREASE)
----                                 -----------  -----------  ------------
Hartford High Yield HLS Fund.......    1,162,389    1,005,961      156,428
Hartford Index HLS Fund............      317,043    1,026,908     (709,865)
Hartford International
 Opportunities HLS Fund............    3,368,413    3,845,581     (477,168)
Hartford International Stock HLS
 Fund..............................    1,266,560    2,011,815     (745,255)
Hartford LargeCap Growth HLS
 Fund..............................      261,361    1,009,489     (748,128)
Hartford MidCap Stock HLS Fund.....      398,581      592,770     (194,189)
Hartford Money Market HLS Fund.....   25,393,427   67,807,818  (42,414,391)
Hartford Multisector Bond HLS
 Fund..............................      576,984      545,247       31,737
Hartford SmallCap Value HLS Fund...      339,756    1,241,044     (901,288)
Hartford SmallCap Growth HLS
 Fund..............................      365,826    1,378,261   (1,012,435)
Hartford Stock HLS Fund............      343,599    1,181,887     (838,288)
Hartford U.S. Government Securities
 HLS Fund..........................    1,403,657    5,986,911   (4,583,254)
Hartford Value Opportuniites HLS
 Fund..............................      242,526      919,969     (677,443)
ING VP Emerging Markets Fund.......       16,303        1,077       15,226
ING VP Natural Resources Trust.....          689        1,796       (1,107)
INVESCO Health Science Fund........       17,384       69,958      (52,574)
INVESCO Technology Fund............      168,450      181,177      (12,727)
INVESCO Core Equity Fund...........       10,944       17,960       (7,016)
Kelmoore Strategy Variable Eagle
 Fund..............................       24,722       23,855          867
Kelmoore Strategy Variable Fund....       34,959       87,286      (52,327)
MFS Emerging Growth Series.........       23,390      131,583     (108,193)
MFS High Income Series.............      193,178      297,049     (103,871)
MFS Strategic Income Series........       12,400        3,372        9,028
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       19,082       19,189         (107)
Neuberger Berman AMT Partners
 Portfolio.........................       10,327       10,081          246
Scudder International Portfolio....       11,026       64,895      (53,869)
SAFECO Equity Portfolio............       12,893       26,004      (13,111)
SAFECO Growth Opportunities
 Portfolio.........................       94,319      105,610      (11,291)
The Strong Mid Cap Growth
 Fund II...........................      171,208      166,551        4,657
Van Eck Worldwide Bond Fund........       11,241       24,143      (12,902)
Van Eck Worldwide Hard Assets
 Fund..............................       41,627       19,583       22,044
Wells Fargo Asset Allocation
 Fund..............................       65,304      114,890      (49,586)
Wells Fargo Total Return Bond
 Fund..............................      180,352      661,706     (481,354)
Wells Fargo Equity Income Fund.....      162,785      939,730     (776,945)
Wells Fargo Equity Value Fund......       29,583       32,846       (3,263)
Wells Fargo Growth Fund............       21,331       14,865        6,466
Wells Fargo International Equity
 Fund..............................       20,117       17,965        2,152
Wells Fargo Large Company Growth
 Fund..............................       45,837      853,395     (807,558)
Wells Fargo Small Cap Growth
 Fund..............................       75,587      272,007     (196,420)

  * Shares are equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-59 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AMERICAN CENTURY VP BALANCED FUND
  2004  Lowest contract charges        136,309   $17.341349    $  2,363,781     0.45%          1.62%          9.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        145,037    15.867981       2,301,440     0.45%          2.49%         18.92%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        111,322    13.343030       1,485,367     0.26%       --               (9.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        129,088    14.819239       1,912,984     0.45%          5.19%         (4.12)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2004  Lowest contract charges         47,321    11.257483         532,711     0.45%       --                7.10%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         58,056    10.511068         610,227     0.45%       --               19.93%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         58,776     8.764090         515,122     0.22%       --              (21.55)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         93,352    11.172198       1,042,948     0.45%         34.34%        (28.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. INTERNATIONAL GROWTH FUND
  2004  Lowest contract charges        303,901    10.569460       3,212,070     1.40%          0.63%         22.28%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        346,084     8.643478       2,991,370     1.40%          0.53%         27.27%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        426,295     6.791448       2,895,163     0.78%          0.54%        (16.85)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        523,753     8.167428       4,277,716     1.35%          2.35%        (24.65)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-60 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges      1,049,870   $ 9.466085    $  9,938,158     1.40%          0.42%          4.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,382,488     9.075679      12,547,020     1.40%          0.30%         23.34%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,614,027     7.358154      11,876,257     0.73%          0.30%        (31.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,078,312    10.699617      22,237,137     1.35%          1.85%        (13.82)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
  2004  Lowest contract charges        140,680    13.527539       1,903,059     0.45%          0.28%         17.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        159,910    11.553105       1,847,454     0.45%          0.15%         31.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,267     8.818909       1,342,830     0.23%          0.06%        (15.66)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        121,233    10.455866       1,267,593     0.45%          5.34%        (22.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2004  Lowest contract charges        620,722    12.997379       8,067,760     0.45%          0.67%          0.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        847,610    12.964253      10,988,632     0.45%          0.55%          0.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,293,123    12.953735      16,750,773     0.26%          0.61%          0.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,983,265    12.869044      25,522,722     0.45%          3.38%          3.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-61 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
  2004  Lowest contract charges        143,602   $19.197835    $  2,756,847     0.45%       --                8.13%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        164,922    17.754168       2,928,055     0.45%       --               23.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        236,157    14.421067       3,405,631     0.23%       --              (30.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        329,053    20.886728       6,872,849     0.45%          5.32%        (17.63)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED AMERICAN LEADERS FUND II
  2004  Lowest contract charges        146,204    20.032799       2,928,880     0.45%          1.43%          9.29%
        Highest contract charges     3,944,848    10.756941      42,434,493     1.40%          1.43%          8.25%
        Remaining contract
        charges                      2,749,463      --           29,932,904     --          --             --
  2003  Lowest contract charges        132,395    18.330567       2,426,882     0.45%          1.56%         27.12%
        Highest contract charges     4,311,023     9.936830      42,837,907     1.40%          1.53%         25.92%
        Remaining contract
        charges                      2,988,299      --           29,992,736     --          --             --
  2002  Lowest contract charges        157,737    14.419885       2,274,553     0.27%       --              (20.57)%
        Highest contract charges     4,547,855     7.891418      35,889,027     0.84%       --              (21.33)%
        Remaining contract
        charges                      3,093,651      --           24,609,494     --          --             --
  2001  Lowest contract charges        221,592    18.155123       4,023,031     0.45%          1.91%         (4.68)%
        Highest contract charges     4,717,012    10.030588      47,314,404     1.40%          1.91%         (5.59)%
        Remaining contract
        charges                      3,103,719      --           31,319,462     --          --             --
FEDERATED CAPITAL APPRECIATION FUND II
  2004  Lowest contract charges      1,104,810     5.583004       6,168,161     1.20%          0.57%          6.11%
        Highest contract charges     1,057,971     5.532476       5,853,198     1.40%          0.57%          5.90%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,057,063     5.261325       5,561,551     1.20%          0.48%         22.44%
        Highest contract charges     1,083,971     5.224154       5,662,831     1.40%          0.49%         22.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        993,913     4.297109       4,270,954     0.75%       --              (23.88)%
        Highest contract charges     1,044,760     4.275285       4,466,645     0.87%       --              (24.03)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        629,588     5.644953       3,553,992     1.20%       --              (25.93)%
        Highest contract charges       620,042     5.627546       3,489,312     1.40%       --              (26.08)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-62 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED EQUITY INCOME FUND II
  2004  Lowest contract charges      1,730,420   $ 9.934519    $ 17,190,888     1.20%          1.94%         11.50%
        Highest contract charges     2,540,778     9.815964      24,940,184     1.40%          1.94%         11.27%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,862,987     8.910321      16,599,815     1.20%          1.91%         25.75%
        Highest contract charges     2,735,502     8.821593      24,131,483     1.40%          1.93%         25.50%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,960,650     7.085521      13,892,226     0.66%       --              (21.69)%
        Highest contract charges     2,934,252     7.029008      20,624,883     0.77%       --              (21.84)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,167,193     9.047699      19,608,106     1.20%          1.91%        (12.08)%
        Highest contract charges     3,390,314     8.993550      30,490,958     1.40%          1.91%        (12.26)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2004  Lowest contract charges        152,016    15.249995       2,318,236     0.45%          4.83%          3.15%
        Highest contract charges       228,963    12.568714       2,877,767     1.40%          4.66%          2.17%
        Remaining contract
        charges                         84,272      --            1,071,974     --          --             --
  2003  Lowest contract charges        218,033    14.785029       3,223,631     0.45%          3.82%          1.91%
        Highest contract charges       288,773    12.301795       3,552,431     1.40%          3.93%          0.94%
        Remaining contract
        charges                        112,740      --            1,400,848     --          --             --
  2002  Lowest contract charges        248,397    14.508435       3,603,851     0.31%       --                8.56%
        Highest contract charges       402,331    12.186867       4,903,160     0.97%       --                7.53%
        Remaining contract
        charges                        244,061      --            2,998,240     --          --             --
  2001  Lowest contract charges        455,238    13.364468       6,084,009     0.45%          4.17%          6.55%
        Highest contract charges       327,833    11.333145       3,715,375     1.40%          4.17%          5.54%
        Remaining contract
        charges                        129,337      --            1,474,631     --          --             --
FEDERATED MID CAP GROWTH STRATEGIES FUND II
  2004  Lowest contract charges      1,236,948    11.965024      14,800,118     1.20%       --               14.06%
        Highest contract charges     1,370,418    11.822225      16,201,391     1.40%       --               13.83%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,355,032    10.490545      14,215,021     1.20%       --               38.41%
        Highest contract charges     1,506,756    10.386085      15,649,302     1.40%       --               38.13%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,495,715     7.579457      11,336,709     0.64%       --              (27.23)%
        Highest contract charges     1,691,106     7.518986      12,715,403     0.74%       --              (27.37)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,834,415    10.415015      19,105,464     1.20%          1.60%        (23.33)%
        Highest contract charges     2,135,120    10.352671      22,104,190     1.40%          1.60%        (23.49)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-63 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED HIGH INCOME BOND FUND II
  2004  Lowest contract charges         67,886   $15.982268    $  1,084,972     0.46%          9.14%          9.96%
        Highest contract charges       567,350    11.848303       6,722,136     1.40%          7.15%          8.93%
        Remaining contract
        charges                        318,877      --            3,823,771     --          --             --
  2003  Lowest contract charges        168,279    14.534031       2,445,776     0.45%          7.35%         21.67%
        Highest contract charges       637,399    10.877466       6,933,285     1.40%          7.34%         20.52%
        Remaining contract
        charges                        348,853      --            3,832,796     --          --             --
  2002  Lowest contract charges        164,850    11.945703       1,969,243     0.30%       --                0.95%
        Highest contract charges       670,423     9.025608       6,050,979     0.94%       --               (0.01)%
        Remaining contract
        charges                        347,006      --            3,157,116     --          --             --
  2001  Lowest contract charges        124,260    11.833851       1,470,477     0.45%         10.44%          0.86%
        Highest contract charges       719,764     9.026496       6,496,943     1.40%         10.44%         (0.10)%
        Remaining contract
        charges                        335,876      --            3,050,039     --          --             --
FEDERATED INTERNATIONAL EQUITY FUND II
  2004  Lowest contract charges        516,622    10.458453       5,403,068     1.20%       --               12.70%
        Highest contract charges       532,642    10.333657       5,504,140     1.40%       --               12.48%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        546,883     9.279550       5,074,824     1.20%       --               30.28%
        Highest contract charges       585,503     9.187158       5,379,104     1.40%       --               30.02%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        603,310     7.122571       4,297,116     0.65%       --              (23.68)%
        Highest contract charges       683,932     7.065757       4,832,501     0.76%       --              (23.83)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        768,142     9.332704       7,168,845     1.20%         13.37%        (30.42)%
        Highest contract charges       879,275     9.276837       8,156,895     1.40%         13.37%        (30.56)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED PRIME MONEY FUND II
  2004  Lowest contract charges        227,104    11.012982       2,501,094     1.20%          0.80%         (0.39)%
        Highest contract charges           114     7.689805             880     1.39%          0.62%         (0.59)%
        Remaining contract
        charges                        237,417      --            2,583,335     --          --             --
  2003  Lowest contract charges        210,052    11.056185       2,322,370     1.21%          0.69%         (0.52)%
        Highest contract charges           642     7.735429           4,965     1.40%          0.66%         (0.71)%
        Remaining contract
        charges                        200,088      --            2,166,289     --          --             --
  2002  Lowest contract charges        245,427    11.113480       2,727,545     1.11%          1.20%         16.71%
        Highest contract charges           451     7.791086           3,517     1.33%       --              (17.75)%
        Remaining contract
        charges                        230,892      --            2,516,200     --          --             --
  2001  Lowest contract charges        162,068    11.088059       1,797,025     1.20%          4.58%          2.50%
        Highest contract charges       231,034    11.021733       2,549,375     1.40%          4.58%          2.29%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-64 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
FEDERATED QUALITY BOND FUND II
  2004  Lowest contract charges         88,841   $12.998296    $  1,154,786     1.20%          4.12%          2.38%
        Highest contract charges       132,220    12.880819       1,703,104     1.40%          4.10%          2.18%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         92,693    12.695606       1,176,791     1.20%          3.58%          3.40%
        Highest contract charges       135,291    12.606066       1,705,490     1.40%          3.54%          3.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        110,351    12.278394       1,354,936     0.80%       --                8.01%
        Highest contract charges       149,920    12.216190       1,831,456     0.94%       --                7.79%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         72,713    11.368291         826,616     1.20%          1.51%          6.72%
        Highest contract charges        88,666    11.333361       1,004,889     1.40%          1.51%          6.51%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED CAPITAL INCOME FUND II
  2004  Lowest contract charges          9,773    12.073866         117,997     0.45%          5.42%          9.51%
        Highest contract charges       479,417     7.433366       3,563,684     1.40%          4.37%          8.47%
        Remaining contract
        charges                        233,451      --            1,756,292     --          --             --
  2003  Lowest contract charges         19,098    11.025674         210,573     0.45%          6.93%         20.13%
        Highest contract charges       489,360     6.852814       3,353,492     1.40%          6.59%         19.00%
        Remaining contract
        charges                        232,018      --            1,605,966     --          --             --
  2002  Lowest contract charges         27,425     9.178114         251,709     0.25%       --              (24.25)%
        Highest contract charges       545,226     5.758902       3,139,901     0.78%       --              (24.97)%
        Remaining contract
        charges                        247,025      --            1,434,028     --          --             --
  2001  Lowest contract charges         38,878    12.116197         471,048     0.45%          3.61%        (14.16)%
        Highest contract charges       652,755     7.675148       5,009,988     1.40%          3.61%        (14.98)%
        Remaining contract
        charges                        308,116      --            2,379,077     --          --             --
GARTMORE GVIT DEVELOPING MARKETS FUND
  2004  Lowest contract charges         87,071    12.063325       1,050,371     0.45%          0.52%         19.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        134,061    10.115487       1,356,089     0.45%          0.05%         58.98%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges        265,796    11.812513       3,139,720     1.25%          1.91%          2.46%
        Highest contract charges     2,150,289    10.481179      22,537,561     1.85%          2.01%          1.84%
        Remaining contract
        charges                     69,007,665      --          246,887,070     --          --             --
  2003  Lowest contract charges        351,906    11.529453       4,057,287     1.25%          2.26%         17.02%
        Highest contract charges     2,409,529    10.291601      24,797,909     1.85%          2.43%         16.32%
        Remaining contract
        charges                     81,361,467      --          284,394,858     --          --             --
  2002  Lowest contract charges        486,552     9.852516       4,793,766     0.70%          3.07%        (15.95)%
        Highest contract charges     2,525,096     8.847599      22,341,034     1.04%          2.90%        (16.46)%
        Remaining contract
        charges                     94,026,782      --          281,142,240     --          --             --
  2001  Lowest contract charges        728,837    11.722866       8,544,058     1.25%         11.73%         (8.04)%
        Highest contract charges     2,364,104    10.590650      25,037,398     1.85%         11.73%         (8.60)%
        Remaining contract
        charges                    122,798,944      --          437,312,823     --          --             --

_____________________________________ SA-65 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD BLUE CHIP STOCK HLS FUND
  2004  Lowest contract charges        213,094   $10.869698    $  2,316,270     1.25%          0.20%          7.55%
        Highest contract charges     1,242,395     9.399323      11,677,669     1.85%          0.20%          6.91%
        Remaining contract
        charges                      5,432,275      --           97,329,102     --          --             --
  2003  Lowest contract charges        290,534    10.106692       2,936,339     1.25%          0.03%         27.69%
        Highest contract charges     1,354,533     8.792113      11,909,205     1.85%          0.04%         26.93%
        Remaining contract
        charges                      6,513,708      --          108,621,283     --          --             --
  2002  Lowest contract charges        372,972     7.914933       2,952,049     0.68%       --              (25.34)%
        Highest contract charges     1,470,287     6.926832      10,184,430     1.01%       --              (25.78)%
        Remaining contract
        charges                      7,487,321      --           97,877,954     --          --             --
  2001  Lowest contract charges        530,321    10.600670       5,621,754     1.25%       --              (15.49)%
        Highest contract charges     1,378,018     9.333245      12,681,380     1.85%       --              (16.00)%
        Remaining contract
        charges                      9,324,745      --          163,424,964     --          --             --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges        118,087    13.402785       1,582,690     1.25%          5.10%          3.33%
        Highest contract charges       825,664    13.013733      10,744,975     1.85%          5.67%          2.71%
        Remaining contract
        charges                     26,061,382      --           69,320,361     --          --             --
  2003  Lowest contract charges        111,698    12.971546       1,448,897     1.26%          3.81%          6.51%
        Highest contract charges       381,584    12.670795       4,834,974     1.85%          4.33%          5.87%
        Remaining contract
        charges                     26,436,919      --           68,124,847     --          --             --
  2002  Lowest contract charges        153,412    12.179130       1,868,425     0.89%          4.76%          8.75%
        Highest contract charges       425,861    11.968304       5,096,839     1.31%          3.93%          8.10%
        Remaining contract
        charges                     32,034,964      --           77,584,807     --          --             --
  2001  Lowest contract charges        155,573    11.198762       1,742,219     1.25%          7.77%          5.36%
        Highest contract charges       263,903    11.071166       2,921,717     1.85%          7.77%          4.72%
        Remaining contract
        charges                     34,033,056      --           75,865,605     --          --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges        947,266     1.659901       1,572,368     1.25%          0.44%         17.88%
        Highest contract charges     3,551,278     1.640824       5,827,023     1.84%          0.42%         17.18%
        Remaining contract
        charges                     17,007,571      --           28,176,681     --          --             --
  2003  Lowest contract charges        482,547     1.408094         679,472     1.15%          1.29%         40.81%
        Highest contract charges     2,152,457     1.400278       3,014,038     1.70%          1.35%         40.03%
        Remaining contract
        charges                      7,758,716      --           10,914,923     --          --             --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges         27,548     6.340055         174,658     1.25%          0.33%          8.57%
        Highest contract charges       727,825     6.164861       4,486,938     1.85%          0.40%          7.92%
        Remaining contract
        charges                      1,000,463      --            6,313,397     --          --             --
  2003  Lowest contract charges         54,141     5.839701         316,165     1.25%          0.37%         25.80%
        Highest contract charges       821,300     5.712505       4,691,678     1.85%          0.35%         25.05%
        Remaining contract
        charges                      1,196,756      --            6,963,053     --          --             --
  2002  Lowest contract charges         56,380     4.641965         261,713     0.69%       --              (29.73)%
        Highest contract charges       930,914     4.568148       4,252,553     1.02%       --              (30.16)%
        Remaining contract
        charges                      1,356,092      --            6,278,103     --          --             --
  2001  Lowest contract charges         61,945     6.606241         409,227     1.25%       --              (24.59)%
        Highest contract charges     1,020,207     6.540416       5,267,857     1.85%       --              (25.04)%
        Remaining contract
        charges                      1,644,544      --           10,846,112     --          --             --

_____________________________________ SA-66 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges        102,724   $11.369186    $  1,167,893     1.25%          0.50%         17.71%
        Highest contract charges     1,102,333    10.273347      11,324,648     1.85%          0.54%         17.00%
        Remaining contract
        charges                      5,349,750      --          135,083,626     --          --             --
  2003  Lowest contract charges        121,249     9.658953       1,171,139     1.25%          0.42%         33.89%
        Highest contract charges     1,103,304     8.780452       9,687,507     1.84%          0.44%         33.09%
        Remaining contract
        charges                      6,032,437      --          129,460,994     --          --             --
  2002  Lowest contract charges        124,493     7.214026         898,092     0.69%          0.76%        (20.33)%
        Highest contract charges       924,972     6.597312       6,102,330     1.01%          0.84%        (20.81)%
        Remaining contract
        charges                      6,785,262      --          108,830,434     --          --             --
  2001  Lowest contract charges        169,669     9.055264       1,536,402     1.25%          5.20%        (24.75)%
        Highest contract charges       933,096     8.331021       7,773,641     1.85%          5.20%        (25.20)%
        Remaining contract
        charges                      8,667,084      --          174,531,315     --          --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges        191,177    10.438011       1,995,508     1.25%          1.07%          7.06%
        Highest contract charges     1,296,653    10.292799      13,346,190     1.85%          1.08%          6.42%
        Remaining contract
        charges                      4,815,059      --          106,985,432     --          --             --
  2003  Lowest contract charges        222,110     9.749413       2,165,445     1.25%          1.24%         27.22%
        Highest contract charges            10     5.905445              61     2.09%       --               27.52%
        Remaining contract
        charges                      7,046,369      --          130,741,867     --          --             --
  2002  Lowest contract charges        205,665     7.663448       1,576,102     0.66%          0.40%        (25.63)%
        Highest contract charges       611,762     7.648015       4,678,761     0.98%          0.37%        (26.07)%
        Remaining contract
        charges                      5,865,772      --           95,878,835     --          --             --
  2001  Lowest contract charges        245,532    10.303923       2,529,941     1.25%          8.55%        (10.70)%
        Highest contract charges       539,410    10.345191       5,580,300     1.85%          8.55%        (11.24)%
        Remaining contract
        charges                      7,747,879      --          170,449,467     --          --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        172,796    14.604952       2,523,676     1.25%       --               15.73%
        Highest contract charges     1,497,477    12.809151      19,181,403     1.85%       --               15.04%
        Remaining contract
        charges                     60,254,528      --          334,476,760     --          --             --
  2003  Lowest contract charges        200,066    12.619831       2,524,801     1.25%       --               42.01%
        Highest contract charges     1,660,726    11.134690      18,491,669     1.85%       --               41.16%
        Remaining contract
        charges                     69,951,336      --          335,919,835     --          --             --
  2002  Lowest contract charges        245,809     8.886820       2,184,458     0.67%       --              (28.55)%
        Highest contract charges     1,744,801     7.888117      13,763,197     0.99%       --              (28.98)%
        Remaining contract
        charges                     80,191,785      --          271,668,462     --          --             --
  2001  Lowest contract charges        327,471    12.437927       4,073,063     1.25%         23.84%        (23.82)%
        Highest contract charges     1,632,289    11.106747      18,129,419     1.85%         23.84%        (24.28)%
        Remaining contract
        charges                     98,399,513      --          468,234,268     --          --             --

_____________________________________ SA-67 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges         42,877   $10.602852    $    454,617     1.26%          5.67%          6.07%
        Highest contract charges       387,825    10.834240       4,201,785     1.85%          5.07%          5.44%
        Remaining contract
        charges                      2,064,646      --           28,745,117     --          --             --
  2003  Lowest contract charges         76,935     9.996119         769,052     1.25%          3.76%         21.66%
        Highest contract charges       427,235    10.275706       4,390,141     1.85%          3.96%         20.93%
        Remaining contract
        charges                      2,513,147      --           33,020,147     --          --             --
  2002  Lowest contract charges         58,752     8.216739         482,752     0.75%          8.96%         (8.29)%
        Highest contract charges       406,371     8.497341       3,453,075     1.11%          5.08%         (8.84)%
        Remaining contract
        charges                      2,493,238      --           26,954,214     --          --             --
  2001  Lowest contract charges         93,078     8.959495         833,930     1.25%         12.07%         (0.02)%
        Highest contract charges       313,259     9.321291       2,919,978     1.85%         12.07%         (0.62)%
        Remaining contract
        charges                      3,253,131      --           38,387,088     --          --             --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges        296,673    16.767469       4,974,457     0.45%          1.25%          9.90%
        Highest contract charges     1,173,986     9.059619      10,635,869     1.85%          1.24%          8.37%
        Remaining contract
        charges                      7,684,250      --          136,327,104     --          --             --
  2003  Lowest contract charges        342,944    15.257272       5,232,392     0.45%          1.48%         27.56%
        Highest contract charges     1,297,816     8.359844      10,849,543     1.85%          1.38%         25.79%
        Remaining contract
        charges                      9,200,489      --          149,680,502     --          --             --
  2002  Lowest contract charges        347,163    11.961142       4,152,464     0.24%          1.02%        (22.82)%
        Highest contract charges     1,389,538     6.646124       9,235,043     1.00%          1.08%        (23.89)%
        Remaining contract
        charges                     10,475,618      --          134,641,587     --          --             --
  2001  Lowest contract charges        471,495    15.497037       7,306,776     0.45%          3.47%        (12.68)%
        Highest contract charges     1,184,304     8.732415      10,341,831     1.85%          3.47%        (13.90)%
        Remaining contract
        charges                     13,218,887      --          222,047,426     --          --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        346,370     1.574604         545,395     1.25%          0.80%         16.62%
        Highest contract charges     1,363,513     1.556525       2,122,342     1.85%          0.78%         15.92%
        Remaining contract
        charges                     11,382,055      --           17,894,022     --          --             --
  2003  Lowest contract charges        379,122     1.350254         511,912     1.15%          0.76%         35.03%
        Highest contract charges     1,117,379     1.342769       1,500,382     1.72%          0.99%         34.28%
        Remaining contract
        charges                     12,249,080      --           16,529,571     --          --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2004  Lowest contract charges        101,552    10.455085       1,061,734     1.25%          0.30%         13.88%
        Highest contract charges       803,467     9.275689       7,452,707     1.85%          0.30%         13.20%
        Remaining contract
        charges                      2,854,684      --           48,688,656     --          --             --
  2003  Lowest contract charges        132,427     9.180889       1,215,795     1.24%          2.19%         28.40%
        Highest contract charges       884,917     8.194213       7,251,196     1.85%          2.45%         27.63%
        Remaining contract
        charges                      3,374,201      --           50,586,178     --          --             --
  2002  Lowest contract charges        165,322     7.150194       1,182,087     0.72%       --              (10.87)%
        Highest contract charges       975,053     6.420100       6,259,938     1.05%       --              (11.40)%
        Remaining contract
        charges                      3,935,622      --           45,998,245     --          --             --
  2001  Lowest contract charges        235,097     8.021914       1,885,931     1.25%          8.41%        (25.23)%
        Highest contract charges     1,020,207     7.246202       7,392,625     1.85%          8.41%        (25.68)%
        Remaining contract
        charges                      5,080,794      --           66,689,252     --          --             --

_____________________________________ SA-68 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD LARGECAP GROWTH HLS FUND
  2004  Lowest contract charges        111,736   $ 9.203748    $  1,028,394     1.25%          0.05%         10.15%
        Highest contract charges     1,098,650     7.046718       7,741,880     1.85%          0.05%          9.50%
        Remaining contract
        charges                      3,188,477      --           29,150,475     --          --             --
  2003  Lowest contract charges        141,458     8.355387       1,181,934     1.25%       --               21.89%
        Highest contract charges     1,195,966     6.435670       7,696,845     1.85%       --               21.16%
        Remaining contract
        charges                      3,702,101      --           30,757,209     --          --             --
  2002  Lowest contract charges        217,037     6.854930       1,487,776     0.67%       --              (31.90)%
        Highest contract charges     1,316,175     5.311709       6,991,140     0.98%       --              (32.30)%
        Remaining contract
        charges                      4,227,456      --           28,843,516     --          --             --
  2001  Lowest contract charges        312,590    10.065494       3,146,373     1.25%       --              (15.96)%
        Highest contract charges     1,172,964     7.846572       9,203,745     1.85%       --              (16.47)%
        Remaining contract
        charges                      5,342,833      --           53,580,897     --          --             --
HARTFORD MIDCAP STOCK HLS FUND
  2004  Lowest contract charges         63,022    13.280205         836,950     1.25%          0.13%         11.43%
        Highest contract charges       630,446    14.004268       8,828,929     1.85%          0.13%         10.77%
        Remaining contract
        charges                      2,296,130      --           30,290,052     --          --             --
  2003  Lowest contract charges         89,643    11.917569       1,068,324     1.25%          0.16%         29.42%
        Highest contract charges       640,897    12.642956       8,102,835     1.85%          0.16%         28.65%
        Remaining contract
        charges                      2,546,195      --           30,172,593     --          --             --
  2002  Lowest contract charges        125,793     9.208382       1,158,349     0.75%       --              (14.14)%
        Highest contract charges       644,102     9.827596       6,329,974     1.10%       --              (14.65)%
        Remaining contract
        charges                      2,645,292      --           24,245,095     --          --             --
  2001  Lowest contract charges        150,860    10.724770       1,617,944     1.25%          0.29%         (5.37)%
        Highest contract charges       530,214    11.514934       6,105,383     1.85%          0.29%         (5.94)%
        Remaining contract
        charges                      2,688,533      --           28,728,065     --          --             --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges        143,311    11.389829       1,632,284     1.25%          0.91%         (0.31)%
        Highest contract charges       357,390    10.479149       3,745,143     1.85%          0.92%         (0.91)%
        Remaining contract
        charges                     18,480,485      --           33,997,028     --          --             --
  2003  Lowest contract charges        227,554    11.425285       2,599,870     1.25%          0.77%         (0.50)%
        Highest contract charges       455,864    10.575017       4,820,771     1.86%          0.76%         (1.10)%
        Remaining contract
        charges                     25,956,837      --           49,228,855     --          --             --
  2002  Lowest contract charges        514,961    11.483100       5,913,354     0.79%          0.82%          0.25%
        Highest contract charges       677,310    10.692495       7,242,133     1.17%          0.83%         (0.35)%
        Remaining contract
        charges                     45,288,135      --           85,908,865     --          --             --
  2001  Lowest contract charges        742,636    11.454945       8,506,850     1.25%          4.89%          2.65%
        Highest contract charges       810,671    10.730512       8,698,914     1.85%          4.89%          2.03%
        Remaining contract
        charges                     55,937,862      --          104,568,660     --          --             --

_____________________________________ SA-69 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD SMALLCAP VALUE HLS FUND
  2004  Lowest contract charges         92,516   $20.637831    $  1,909,325     1.25%          0.62%         12.57%
        Highest contract charges       566,631    19.954140      11,306,639     1.85%          0.66%         11.90%
        Remaining contract
        charges                      2,867,862      --           58,792,597     --          --             --
  2003  Lowest contract charges        124,540    18.333649       2,283,264     1.25%          0.50%         36.74%
        Highest contract charges       629,083    17.832921      11,218,394     1.85%          0.49%         35.92%
        Remaining contract
        charges                      3,242,188      --           59,104,621     --          --             --
  2002  Lowest contract charges        163,125    13.407867       2,187,159     0.68%       --              (16.22)%
        Highest contract charges       710,182    13.120084       9,317,646     1.01%       --              (16.72)%
        Remaining contract
        charges                      3,868,824      --           51,630,547     --          --             --
  2001  Lowest contract charges        256,560    16.003285       4,105,802     1.25%       --               19.49%
        Highest contract charges       594,566    15.754177       9,366,898     1.85%       --               18.77%
        Remaining contract
        charges                      4,532,052      --           72,261,786     --          --             --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges        109,034    16.879488       1,840,445     1.25%       --               14.00%
        Highest contract charges     1,065,223    12.316263      13,119,567     1.85%       --               13.32%
        Remaining contract
        charges                      4,533,263      --          115,703,768     --          --             --
  2003  Lowest contract charges        142,100    14.807037       2,104,073     1.25%       --               48.20%
        Highest contract charges     1,154,902    10.869068      12,552,705     1.85%       --               47.31%
        Remaining contract
        charges                      5,295,664      --          118,686,137     --          --             --
  2002  Lowest contract charges        164,255     9.991385       1,641,131     0.68%       --              (29.72)%
        Highest contract charges     1,262,239     7.378253       9,313,120     1.00%       --              (30.14)%
        Remaining contract
        charges                      5,928,611      --           89,747,902     --          --             --
  2001  Lowest contract charges        218,231    14.216408       3,102,456     1.25%         10.93%        (21.18)%
        Highest contract charges     1,171,384    10.561596      12,371,683     1.85%         10.93%        (21.66)%
        Remaining contract
        charges                      7,229,080      --          155,867,510     --          --             --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges        263,890     1.309218         345,490     1.25%          1.00%          2.88%
        Highest contract charges     3,759,017     1.294174       4,864,823     1.85%          1.09%          2.26%
        Remaining contract
        charges                      7,358,905      --            9,615,896     --          --             --
  2003  Lowest contract charges        285,121     1.272633         362,854     1.16%          1.27%         27.26%
        Highest contract charges     3,799,080     1.265575       4,808,020     1.72%          1.26%         26.56%
        Remaining contract
        charges                      6,312,827      --            8,026,488     --          --             --
  2002  Lowest contract charges         32,327     7.839732         253,433     0.75%          1.09%        (20.90)%
        Highest contract charges       456,017     7.715214       3,518,272     1.10%          1.21%        (21.40)%
        Remaining contract
        charges                        699,967      --            5,472,896     --          --             --
  2001  Lowest contract charges         48,053     9.911251         476,270     1.25%          1.12%         (4.69)%
        Highest contract charges       396,991     9.815663       3,895,537     1.85%          1.12%         (5.27)%
        Remaining contract
        charges                        749,948      --            7,420,516     --          --             --

_____________________________________ SA-70 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges        351,862   $13.352326    $  4,698,179     1.25%          3.43%          0.80%
        Highest contract charges     1,278,741    12.579267      16,085,622     1.85%          3.50%          0.20%
        Remaining contract
        charges                      3,660,029      --           84,611,695     --          --             --
  2003  Lowest contract charges        457,027    13.246029       6,053,799     1.25%          1.50%          0.88%
        Highest contract charges     1,634,154    12.554227      20,515,541     1.85%          1.54%          0.27%
        Remaining contract
        charges                      5,098,346      --          117,041,090     --          --             --
  2002  Lowest contract charges        656,520    13.130818       8,620,640     0.95%       --                9.36%
        Highest contract charges     1,985,360    12.519929      24,856,562     1.42%       --                8.70%
        Remaining contract
        charges                      7,080,501      --          161,292,316     --          --             --
  2001  Lowest contract charges        604,509    12.007389       7,258,573     1.25%          5.17%          6.20%
        Highest contract charges     1,613,505    11.517702      18,583,866     1.85%          5.17%          5.56%
        Remaining contract
        charges                      6,250,398      --          130,331,819     --          --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        118,230    14.327968       1,693,993     1.25%          0.30%         17.40%
        Highest contract charges       720,037    14.705342      10,588,387     1.85%          0.31%         16.70%
        Remaining contract
        charges                      3,028,993      --           65,691,023     --          --             --
  2003  Lowest contract charges        132,959    12.204538       1,622,703     1.25%          0.54%         40.12%
        Highest contract charges       776,714    12.601317       9,787,623     1.85%          0.52%         39.28%
        Remaining contract
        charges                      3,438,402      --           63,582,149     --          --             --
  2002  Lowest contract charges        169,665     8.710400       1,477,848     0.67%       --              (25.89)%
        Highest contract charges       843,587     9.047624       7,632,462     0.99%       --              (26.33)%
        Remaining contract
        charges                      3,889,399      --           51,382,065     --          --             --
  2001  Lowest contract charges        224,188    11.752597       2,634,794     1.25%         13.81%         (3.76)%
        Highest contract charges       687,765    12.281243       8,446,612     1.85%         13.81%         (4.34)%
        Remaining contract
        charges                      5,065,823      --           90,388,216     --          --             --
ING VP EMERGING MARKETS FUND
  2004  Lowest contract charges         23,119    11.396450         263,472     0.45%          0.79%         21.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         14,619     9.405803         137,501     0.45%       --               46.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,951     6.418426          25,356     0.18%       --               (9.74)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          3,847     7.110870          27,358     0.45%         13.90%        (11.04)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-71 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
ING VP NATURAL RESOURCES TRUST
  2004  Lowest contract charges         12,418   $16.366942    $    203,240     0.45%          1.27%         12.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          8,266    14.592673         120,624     0.45%       --               29.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          9,423    11.230070         105,822     0.20%          0.22%         (2.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         28,201    11.522300         324,939     0.45%       --              (16.31)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. HEALTH SCIENCES FUND
  2004  Lowest contract charges         79,805    18.933125       1,510,965     0.45%       --                7.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        100,878    17.680161       1,783,547     0.45%       --               27.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,438    13.898552       2,118,665     0.24%       --              (24.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        213,189    18.419133       3,926,765     0.45%          0.01%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. TECHNOLOGY FUND
  2004  Lowest contract charges        230,414    12.100547       2,788,135     0.45%       --                4.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        262,277    11.616845       3,046,837     0.45%       --               44.64%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        274,046     8.031808       2,201,084     0.21%       --              (47.08)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        435,107    15.178231       6,604,189     0.45%       --              (46.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-72 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. CORE STOCK FUND
  2004  Lowest contract charges        118,790   $15.345871    $  1,822,939     0.45%          0.76%          3.77%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        156,253    14.787999       2,310,672     0.45%          1.15%         22.05%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        165,820    12.116737       2,009,197     0.25%          1.32%        (17.13)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        212,497    14.882395       3,162,464     0.45%          0.45%        (10.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
KELMOORE STRATEGY VARIABLE EAGLE FUND
  2004  Lowest contract charges        179,074     5.330570         954,567     1.15%       --               (5.69)%
        Highest contract charges       233,653     5.232434       1,222,576     1.60%       --               (6.11)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        207,681     5.651878       1,173,786     1.15%          0.16%         32.15%
        Highest contract charges       255,663     5.572862       1,424,776     1.60%          0.17%         31.56%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        208,202     4.276808         890,441     0.76%          3.57%        (29.32)%
        Highest contract charges       248,468     4.236020       1,052,514     1.04%          5.26%        (29.64)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        102,968     6.050875         623,049     1.15%       --              (39.59)%
        Highest contract charges        70,183     6.020230         422,519     1.60%       --              (39.86)%
        Remaining contract
        charges                        --           --             --           --          --             --
KELMOORE STRATEGY VARIABLE FUND
  2004  Lowest contract charges        346,023     8.899207       3,079,332     1.15%       --                3.17%
        Highest contract charges       214,842     8.735489       1,876,753     1.60%       --                2.71%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        442,863     8.625735       3,820,021     1.15%          4.43%         18.20%
        Highest contract charges       223,001     8.505231       1,896,679     1.60%          4.44%         17.67%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        489,254     7.297712       3,570,437     0.68%          3.65%        (15.70)%
        Highest contract charges       248,394     7.228207       1,795,444     0.95%          3.94%        (16.08)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        384,838     8.657088       3,331,576     1.15%       --              (13.57)%
        Highest contract charges       207,065     8.613340       1,783,520     1.60%       --              (13.96)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-73 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
MFS EMERGING GROWTH SERIES
  2004  Lowest contract charges         68,736   $16.494872    $  1,133,790     0.45%       --               12.45%
        Highest contract charges       537,677     9.442504       5,077,019     1.40%       --               11.39%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         84,597    14.668334       1,240,890     0.45%       --               29.64%
        Highest contract charges       699,693     8.477049       5,931,324     1.40%       --               28.42%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        119,830    11.314430       1,355,805     0.23%       --              (34.06)%
        Highest contract charges       824,144     6.601108       5,440,266     0.72%       --              (34.68)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        177,946    17.158125       3,053,214     0.45%          5.85%        (33.78)%
        Highest contract charges     1,099,614    10.106338      11,113,067     1.35%          5.85%        (34.41)%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS HIGH INCOME SERIES
  2004  Lowest contract charges         61,696    15.989376         986,482     0.45%          4.73%          8.66%
        Highest contract charges       341,629    11.672287       3,987,591     1.40%          4.90%          7.63%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,211    14.715094       1,047,874     0.45%          4.82%         17.43%
        Highest contract charges       422,231    10.844561       4,578,906     1.40%          4.26%         16.32%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        109,510    12.531160       1,372,289     0.26%       --                2.11%
        Highest contract charges       484,986     9.323154       4,521,601     0.80%       --                1.14%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        124,454    12.272332       1,527,264     0.45%          8.88%          1.62%
        Highest contract charges       627,860     9.217783       5,787,476     1.35%          8.88%          0.65%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS STRATEGIC INCOME SERIES
  2004  Lowest contract charges         18,132    14.793340         268,229     0.45%          4.33%          7.25%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         10,989    13.793767         151,578     0.45%          2.68%          9.88%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,964    12.553012          49,761     0.26%       --                7.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,382    11.632921          62,606     0.45%          6.33%          4.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-74 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2004  Lowest contract charges         61,241   $13.614332    $    833,754     0.45%          3.33%          0.33%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,142    13.569986         965,393     0.45%          4.35%          1.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         74,297    13.308572         988,780     0.26%       --                4.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        103,806    12.690569       1,317,353     0.45%          4.19%         (3.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2004  Lowest contract charges        117,208    16.144003       1,892,213     0.45%          0.01%         18.44%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         95,132    13.630397       1,296,687     0.45%       --               34.48%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         94,430    10.135482         957,094     0.23%       --              (24.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        116,299    13.421767       1,560,953     0.45%          3.53%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PIONEER FUND VCT PORTFOLIO
  2004  Lowest contract charges        117,566    10.285190       1,209,192     0.04%       --                2.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
SCUDDER INTERNATIONAL PORTFOLIO
  2004  Lowest contract charges        149,687    15.483857       2,317,726     1.40%          1.32%         14.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        173,160    13.474523       2,333,247     1.40%          0.79%         25.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        205,048    10.694936       2,192,974     0.74%       --              (19.40)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        301,812    13.269274       4,004,824     1.35%         18.49%        (31.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-75 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  2004  Lowest contract charges        279,244   $19.093796    $  5,331,834     0.45%       --               21.78%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        204,336    15.679402       3,203,873     0.45%       --               42.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        217,356    11.018552       2,394,949     0.22%       --              (37.95)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        334,075    17.757031       5,932,183     0.45%          2.76%         18.60%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
THE STRONG MID CAP GROWTH FUND II
  2004  Lowest contract charges         73,413    10.716759         786,751     0.45%       --               18.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         63,779     9.034490         576,211     0.45%       --               33.61%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         56,446     6.761785         381,677     0.12%       --              (37.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         15,010    10.875698         163,247     0.45%       --                8.76%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
VAN ECK WORLDWIDE BOND FUND
  2004  Lowest contract charges         17,459    16.028761         279,840     0.45%          8.56%          8.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         19,715    14.751171         290,817     0.45%          1.57%         17.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         31,756    12.540005         398,216     0.33%       --               21.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         17,085    10.354186         176,904     0.45%       --               (5.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-76 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
VAN ECK WORLDWIDE HARD ASSETS FUND
  2004  Lowest contract charges         23,066   $13.822619    $    318,838     0.45%          0.39%         23.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         42,685    11.199452         478,043     0.45%          0.33%         44.43%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         13,424     7.754362         104,098     0.20%       --               (3.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         14,094     8.016455         112,986     0.45%       --              (10.84)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges        574,132    10.677256       6,130,153     1.40%          2.02%          7.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        615,596     9.902564       6,095,976     1.40%          1.60%         20.40%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        679,515     8.224779       5,588,862     0.80%          1.47%        (14.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        718,488     9.571168       6,876,769     1.35%          4.72%         (8.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges        933,668    17.060360      15,928,709     1.40%          3.30%          2.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,238,102    16.572652      20,518,622     1.40%          4.25%          6.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,611,369    15.502217      24,979,797     0.82%          3.44%          6.32%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,095,987    14.580525      30,560,590     1.35%          6.58%          5.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-77 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges      2,455,228   $17.304616    $ 42,486,775     1.40%          1.49%          9.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      3,199,409    15.797838      50,543,742     1.40%          1.54%         24.46%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      4,039,894    12.693380      51,279,914     0.75%          1.14%        (20.39)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      5,314,216    15.943861      84,729,115     1.35%          3.35%         (6.73)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO EQUITY VALUE FUND
  2004  Lowest contract charges        100,484     9.698295         974,522     1.40%          1.58%          9.68%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        112,455     8.842539         994,393     1.40%          1.66%         23.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        115,781     7.141282         826,827     0.80%          1.20%        (25.15)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         78,567     9.540848         749,596     1.35%          0.63%         (7.69)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO GROWTH FUND
  2004  Lowest contract charges         55,582     7.093477         394,271     1.40%       --                6.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         73,660     6.637365         488,910     1.40%       --               21.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         60,257     5.446312         328,181     0.76%          0.11%        (26.87)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         61,195     7.447668         455,756     1.35%          8.56%        (20.37)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-78 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges         21,964   $ 7.847984    $    172,371     1.40%          0.26%          8.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         17,817     7.259319         129,340     1.39%          0.35%         29.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         15,411     5.599926          86,298     0.95%          0.09%        (23.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,575     7.367363          41,073     1.35%          0.02%        (17.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges      1,180,870    17.166094      20,270,917     1.40%       --                1.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,476,431    16.859256      24,891,535     1.40%       --               24.53%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,862,141    13.538279      25,210,180     0.73%       --              (19.79)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,482,639    19.072154      47,349,270     1.35%          0.03%        (21.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges        437,935    12.348369       5,407,787     1.40%       --               12.19%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        571,239    11.006923       6,287,584     1.40%       --               40.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        684,722     7.845738       5,372,149     0.69%       --              (39.08)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        873,138    12.878267      11,244,511     1.35%       --              (25.44)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

_____________________________________ SA-79 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-80 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    ------------------------------------------------------------------------

To the Board of Directors and Stockholder of Fortis Benefits Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
March 31, 2005
Minneapolis, Minnesota

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                               DECEMBER 31,
                                                                       -----------------------------
                                                                          2004              2003
                                                                       -----------------------------
                                                                           (in thousands except
                                                                                share data)
ASSETS
  Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost -- $3,356,668 in 2004 and $3,227,043 in
   2003)                                                               $ 3,604,365       $ 3,452,299
  Equity securities available for sale, at fair value
   (cost -- $241,101 in 2004 and $199,287 in 2003)                         248,722           208,149
  Commercial mortgage loans on real estate at amortized cost               695,921           634,615
  Policy loans                                                               9,956            10,678
  Short-term investments                                                    47,989            71,057
  Collateral held under securities lending                                 332,276           379,898
  Other investments                                                         45,171            51,831
                                                                       -----------------------------
                                           TOTAL INVESTMENTS             4,984,400         4,808,527
                                                                       -----------------------------
  Cash and cash equivalents                                                 43,362            29,176
  Premiums and accounts receivable, less allowances for
   doubtful accounts (2004 -- $8,717; 2003 -- $11,072)                      78,669            65,605
  Reinsurance recoverables                                               1,238,111         1,210,299
  Due from affiliates                                                        5,967                --
  Accrued investment income                                                 51,933            49,756
  Deferred acquisition costs                                               116,060           103,606
  Property and equipment, at cost less accumulated
   depreciation                                                              1,507             2,566
  Deferred income taxes, net                                                20,515            54,249
  Goodwill                                                                 156,104           156,985
  Value of business acquired                                                39,413            45,710
  Other assets                                                              38,708            41,710
  Assets held in separate accounts                                       3,435,089         3,516,070
                                                                       -----------------------------
                                                TOTAL ASSETS           $10,209,838       $10,084,259
                                                                       -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                           DECEMBER 31,
                                                                   -----------------------------
                                                                      2004              2003
                                                                   -----------------------------
                                                                       (in thousands except
                                                                            share data)
LIABILITIES
  Future policy benefits and expenses                              $ 3,028,030       $ 2,869,324
  Unearned premiums                                                     46,228            50,002
  Claims and benefits payable                                        1,884,608         1,810,847
  Commissions payable                                                   19,721            15,918
  Reinsurance balances payable                                           6,727             5,138
  Funds held under reinsurance                                              93               100
  Deferred gain on disposal of businesses                              206,182           249,481
  Obligation under securities lending                                  332,276           379,898
  Due to affiliates                                                         --             3,478
  Accounts payable and other liabilities                               159,798           141,309
  Tax payable                                                            7,987            22,112
  Liabilities related to separate accounts                           3,435,089         3,516,070
                                                                   -----------------------------
                                           TOTAL LIABILITIES         9,126,739         9,063,677
                                                                   -----------------------------
STOCKHOLDER'S EQUITY
  Common stock, par value $5 per share, 1,000,000 shares
   authorized, issued, and outstanding                             $     5,000       $     5,000
  Additional paid-in capital                                           516,570           516,570
  Retained earnings                                                    388,854           342,610
  Accumulated other comprehensive income                               172,675           156,402
                                                                   -----------------------------
                                  TOTAL STOCKHOLDER'S EQUITY         1,083,099         1,020,582
                                                                   -----------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $10,209,838       $10,084,259
                                                                   -----------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                        YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------
                                                                 2004             2003             2002
                                                              --------------------------------------------
                                                                             (in thousands)
REVENUES
  Net earned premiums and other considerations                $1,756,320       $1,705,681       $1,686,364
  Net investment income                                          275,693          259,804          258,590
  Net realized gain (loss) on investments                          8,371            3,909          (45,801)
  Amortization of deferred gain on disposal of businesses         43,299           51,846           60,186
  Fees and other income                                           13,033           15,099           13,099
                                                              --------------------------------------------
                                              TOTAL REVENUES   2,096,716        2,036,339        1,972,438
                                                              --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
  Policyholder benefits                                        1,352,002        1,284,723        1,304,765
  Amortization of deferred acquisition costs and value of
   business acquired                                              75,011           60,096           58,293
  Underwriting, general and administrative expenses              490,300          494,778          464,507
                                                              --------------------------------------------
                         TOTAL BENEFITS, LOSSES AND EXPENSES   1,917,313        1,839,597        1,827,565
                                                              --------------------------------------------
  Income before income taxes                                     179,403          196,742          144,873
  Income taxes                                                    59,810           66,613           44,225
                                                              --------------------------------------------
                                                  NET INCOME  $  119,593       $  130,129       $  100,648
                                                              --------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                               Accumulated
                                                      Additional                  Other
                                             Common    Paid-in     Retained   Comprehensive
                                             Stock     Capital     Earnings   Income (Loss)     Total
                                             -----------------------------------------------------------
                                                                   (in thousands)
                   BALANCE, JANUARY 1, 2002  $5,000    $516,570    $170,811     $ 28,414      $  720,795
  Dividends on common stock                     --           --     (60,000)          --         (60,000)
Comprehensive income (loss):
  Net income                                    --           --     100,648           --         100,648
  Net change in unrealized gains on
   securities                                   --           --          --       74,696          74,696
  Foreign currency translation                  --           --          --       (1,913)         (1,913)
Total comprehensive income                                                                       173,431
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2002  5,000      516,570     211,459      101,197         834,226
                                             -----------------------------------------------------------
  Other                                         --           --       1,022           --           1,022
Comprehensive income:
  Net income                                    --           --     130,129           --         130,129
  Net change in unrealized gains on
   securities                                   --           --          --       50,016          50,016
  Foreign currency translation                  --           --          --        5,189           5,189
Total comprehensive income                                                                       185,334
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2003  5,000      516,570     342,610      156,402       1,020,582
                                             -----------------------------------------------------------
  Dividends on common stock                     --           --     (75,000)          --         (75,000)
  Other                                         --           --       1,674           --           1,674
Comprehensive income:
  Net income                                    --           --     119,593           --         119,593
  Net change in unrealized gains on
   securities                                   --           --          --       13,489          13,489
  Foreign currency translation                  --           --         (23)       2,784           2,761
Total comprehensive income                                                                       137,517
                                             -----------------------------------------------------------
                 BALANCE, DECEMBER 31, 2004  $5,000    $516,570    $388,854     $172,675      $1,083,099
                                             -----------------------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                 2004           2003           2002
                                                              -----------------------------------------
                                                                           (in thousands)
OPERATING ACTIVITIES
  Net income                                                  $   119,593    $   130,129    $   100,648
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Change in reinsurance recoverable                               (27,812)       (59,107)       (24,284)
  Change in premiums and accounts receivables                     (19,078)           865         39,124
  Depreciation and amortization                                     1,033          1,125          1,253
  Change in deferred acquisition costs and value of
   businesses acquired                                             (3,095)        (9,031)       (15,322)
  Change in accrued investment income                              (2,017)        (3,828)         5,429
  Change in insurance policy reserves and expenses                211,093        222,012        165,188
  Change in accounts payable and other liabilities                 14,761        (36,088)        (4,919)
  Change in commissions payable                                     3,636        (11,427)         5,854
  Change in reinsurance balances payable                            1,589          4,510         (4,875)
  Change in funds held under reinsurance                               (7)            16            (12)
  Amortization of deferred gain on disposal of businesses         (43,299)       (51,846)       (60,186)
  Change in income taxes                                           11,413         72,719        (56,016)
  Net realized (gains)/losses on investments                       (8,371)        (3,909)        45,801
  Other                                                             4,372            393          1,106
                                                              -----------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      263,811        256,533        198,789
                                                              -----------------------------------------
INVESTING ACTIVITIES
  Sales of:
  Fixed maturities available for sale                             584,290        564,972      1,510,883
  Equity securities available for sale                             38,126         54,519      1,733,693
  Other invested assets                                            24,981         24,322          3,688
  Maturities, prepayments, and scheduled redemption of:
  Fixed maturities available for sale                             176,520        307,594        280,859
  Purchase of:
  Fixed maturities available for sale                            (865,381)    (1,189,996)    (1,997,147)
  Equity securities available for sale                            (79,441)      (145,931)    (1,723,664)
  Other invested assets                                           (18,318)       (13,885)        (1,188)
  Change in commercial mortgage loans on real estate              (59,273)       (52,475)        76,810
  Change in short term investments                                 23,068        174,167        (11,573)
  Change in collateral held under securities lending               47,622        (72,350)      (120,806)
  Change in policy loans                                              803           (219)          (365)
                                                              -----------------------------------------
                     NET CASH (USED IN) INVESTING ACTIVITIES  $  (127,003)   $  (349,282)   $  (248,810)
                                                              -----------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                       2004         2003        2002
                                                                     ---------------------------------
                                                                              (in thousands)
FINANCING ACTIVITIES
  Dividends paid                                                     $ (75,000)   $     --    $(60,000)
  Change in obligation under securities lending                        (47,622)     72,350     120,806
                                                                     ---------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES          (122,622)     72,350      60,806
                                                                     ---------------------------------
  Change in cash and cash equivalents                                   14,186     (20,399)     10,785
  Cash and cash equivalents at beginning of period                      29,176      49,575      38,790
                                                                     ---------------------------------
  Cash and cash equivalents at end of period                         $  43,362    $ 29,176    $ 49,575
                                                                     ---------------------------------
Supplemental information:
  Income taxes paid                                                  $  48,447    $  7,702    $112,791

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Non cash activities:
  Foreign currency translation                                       $   2,784    $  5,189    $ (1,913)
  Assumptions of Protective DBD in 2002:
  Non-cash assets assumed:
  Goodwill and intangibles                                           $      --    $     --    $ (3,796)
  Other assets                                                              --          --       1,435
  Federal income tax recoverable                                            --          --      (2,044)
                                                                     ---------------------------------
                                        TOTAL ASSETS ASSUMED         $      --    $     --    $ (4,405)
                                                                     ---------------------------------
  Non-cash liabilities assumed:
  Claim liabilities and dividends payable                            $      --    $     --    $    208
  Accrued expenses and other liabilities                                    --          --      (2,500)
                                                                     ---------------------------------
                                   TOTAL LIABILITIES ASSUMED         $      --    $     --    $ (2,292)
                                                                     ---------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004, 2003 AND 2002
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the "Company") is a provider of life and health insurance products. On January 1, 2004, the Company was an indirect wholly owned subsidiary of Fortis, Inc., which itself was an indirect, wholly owned subsidiary of Fortis N.V. of the Netherlands and Fortis SA/NV of Belgium (collectively, "Fortis") through their affiliates, including their wholly owned subsidiary, Fortis Insurance N.V.

On February 5, 2004, Fortis sold approximately 65% of its ownership interest in Assurant, Inc. via an initial public offering (the "IPO") and retained approximately 35% of its ownership (50,199,130 shares). In connection with the IPO, Fortis, Inc. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis, Inc. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis, Inc. Assurant, Inc. is traded on the New York Stock Exchange under the symbol AIZ.

On January 21, 2005, Fortis owned approximately 36% (50,199,130 shares) of the Assurant, Inc. based on the number of shares outstanding that day and sold 27,200,000 of those shares in a secondary offering to the public. Assurant, Inc. did not receive any of the proceeds from the sale of shares of common stock by Fortis. Fortis received all net proceeds from the sale. Fortis concurrently sold exchangeable bonds, due January 26, 2008, that are mandatorily exchangeable for their remaining 22,999,130 shares of Assurant, Inc. Fortis may elect, prior to the maturity date of the bonds, a cash settlement alternative and pay the bondholders an amount of cash equal to the applicable market value of Assurant, Inc.'s common stock. The exchangeable bonds and the shares of the Assurant, Inc.'s common stock into which they are exchangeable have not been and will not be registered under the Securities Act of 1933 and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual, group health and pre-need products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are the value of business acquired ("VOBA"), goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, taxes, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable and adequate.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and securities.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation, unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2004 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including appropriate insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and participating policyholder dividends, losses, less deferred income taxes are reported as included in accumulated other comprehensive income and, accordingly, have no effect on net income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The change in the allowance for losses is recorded as realized gains and losses on investments. Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are carried principally at cost, which approximates fair value.

Other investments consist of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. Any changes in the fair value are recorded as net realized gains and losses in the statement of operations.

The Company regularly monitors its investment portfolio to determine that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment.

Changes in individual security values are monitored on a regular basis in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reflected as a realized loss in the Statement of Operations for that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost.

Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

DERIVATIVE INSTRUMENT

In August 2003, the Company began to utilize derivative instruments in managing the PreNeed segment's exposure to inflation risk. The derivative instrument, a Consumer Price Index Cap (the "CPI CAP"), limits the inflation risk on certain policies to a maximum of 5% and has a notional amount of $454,000 amortizing to zero over 20 years. The CPI CAP does not qualify under GAAP as an effective hedge; therefore, it is marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the results of operations in fees and other income. As of December 31, 2004, the CPI CAP included in other assets amounted to $9,850 and the income recorded in the results of operations totaled $1,050.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

SHORT DURATION CONTRACTS

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on individual medical contracts issued in most jurisdictions after 2002 and small group medical consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred but rather they are recorded in the consolidated Statement of Operations in the period in which they are incurred.

LONG DURATION CONTRACTS

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs relate primarily to commissions and marketing allowances.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs relating to individual medical contracts issued prior to 2003 and currently in a limited number of jurisdictions are deferred and amortized over the estimated average terms of the underlying contracts. These acquisition costs relate to commissions and policy issuance expenses. Commissions represent the majority of deferred costs and result from commission schedules that pay significantly higher rates in the first year. The majority of deferred policy issuance expenses are the costs of separately underwriting each individual medical contract.

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, 7 years for furniture and 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset. Depreciation expense was $1,033, $1,125, and $1,253 for the years ended December 31, 2004, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142
("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates. The Company performs a goodwill impairment test annually and has not recognized an impairment charge since adoption. The Company performed a January 1, 2005 impairment test during the three months ended
March 31, 2005 and concluded that goodwill was not further impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected life time of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then VOBA is charged to current earnings.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford"). The balance of reserve ceded for the variable insurance products issued by FFG was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign exchange gains (losses) net of income taxes have been reflected in Stockholders' Equity under the caption "Accumulated other comprehensive income."

PREMIUMS

SHORT DURATION CONTRACTS

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical and dental, and individual medical contracts after 2002 in most jurisdictions.

LONG DURATION CONTRACTS

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance and investment type annuities. For pre-funded funeral life insurance policies, revenues are recognized when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances.

For individual medical contracts sold prior to 2003, individual medical contracts currently sold in a limited number of jurisdictions and traditional life insurance contracts previously sold but no longer offered, revenue is recognized when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded to Hartford Life and Annuity Insurance Company ("the Hartford") and John Hancock Life Insurance Company ("John Hancock"), respectively.

REINSURANCE ASSUMED

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is earned when services are performed.

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

SHORT DURATION CONTRACTS

For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include
(1) case basis reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are recorded at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

LONG DURATION CONTRACTS

Future policy benefits and expense reserves on LTC, life insurance policies that are no longer offered, individual medical polices issued prior to 2003 or issued in a limited number of jurisdictions and the traditional life insurance contracts within FFG are recorded at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for pre-funded funeral investment-type annuities ranged from 2.5% to 5.5% in 2004, 2003 and 2002.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are recorded as the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Changes in the estimated liabilities are charged or credited to operations as the estimates are revised.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance

Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 was effective for the Company's financial statements on January 1, 2004. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

In December 2003, the FASB issued FAS 132 (Revised 2003), Employers' Disclosure about Pensions and Other Postretirement Benefits ("FAS 132" -- Revised 2003). This statement revises employers' disclosure about pension plans and other postretirement benefit plans. This statement does not change the measurement or recognition of those plans required by FAS No. 87, Employers' Accounting for Pensions, No. 88, Employers' Accounting for Settlement and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, and No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This statement retains the disclosure requirements contained in FAS 132, Employers' Disclosure about Pensions and Other Postretirement Benefits, which it replaces. It requires additional disclosure to that found in FAS 132 about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit postretirement plans and was effective for fiscal year ending after December 15, 2003. The Company's Parent fully adopted this statement.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other than temporary impairments of debt and marketable equity investments that are accounted for under Financial Accounting Standard 115 ("FAS 115"). EITF 03-1 also provides guidance for evaluating whether an investment is other than temporarily impaired. The adoption of EITF 03-1 required the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under FAS 115 that are impaired at the balance sheet date but for which an other than temporary impairment has not been recognized. The disclosures were effective for financial statements for fiscal years ending after December 15, 2003. The Company adopted the disclosure requirements of EITF 03-1 at December 31, 2003. The guidance for evaluating whether an investment is other than temporarily impaired is effective for reporting periods beginning after June 15, 2004; however, the Financial Accounting Standards Board ("FASB") has issued two new proposed Staff Positions. EITF 03-1a, which would defer the June 15, 2004 effective date of the requirement to record impairment losses caused by the effect of increases in interest rates or sector spreads on debt securities subject to paragraph 16 of EITF 03-1 until further guidance is provided and EITF 03-1b, which would exclude minor impairments from the requirement. Both Staff Positions are still in the comment period phase. The Company is continuing to evaluate the impact of adoption of this issue given the fact that portions of the issue are still in the comment period. The Company currently follows the guidance on other than temporary impairments provided by Staff Accounting Bulletin ("SAB") 59, Accounting for Noncurrent Marketable Equity Securities.

In May 2004, the FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ('FAS 106-2'), which provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act"). The Act introduces (1) a prescription drug benefit under Medicare and (2) a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least "actuarially equivalent" to Medicare Part D. The FASB concluded that the subsidy should be treated as an actuarial gain pursuant to FAS 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. FAS 106-2 is effective for the first interim period or annual period beginning after June 15, 2004. Since the effects of the Act were not considered a significant event, the effects of the Act were incorporated in the next measurement of plan assets and obligations, December 31, 2004. The Company believes that it will be entitled to the subsidy. Therefore, the Company adopted FAS 106-2 as of December 31, 2004. The adoption of FAS 106-2 did not have a material effect on either the Company's accumulated postretirement benefit obligation or its financial position or results of operations.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2004 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  397,679       $ 12,531        $(1,200)       $  409,010
States, municipalities and political subdivisions             21,442          1,432             (1)           22,873
Foreign governments                                          181,537         11,967             (8)          193,496
Public utilities                                             453,889         38,756           (291)          492,354
All other corporate bonds                                  2,302,121        187,522         (3,011)        2,486,632
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,356,668       $252,208        $(4,511)       $3,604,365
                                                          ----------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  241,101       $  8,081        $  (460)       $  248,722
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2003 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  564,124       $ 15,429        $(1,374)       $  578,179
States, municipalities and political subdivisions             30,089            999             --            31,088
Foreign governments                                           90,068          7,796            (90)           97,774
Public utilities                                             396,447         33,930           (195)          430,182
All other corporate bonds                                  2,146,315        172,407         (3,646)        2,315,076
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,227,043       $230,561        $(5,305)       $3,452,299
                                                          ----------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
Banks, trusts and insurance companies                     $       --       $     32        $    --        $       32
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                            199,287          8,934           (104)          208,117
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  199,287       $  8,966        $  (104)       $  208,149
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2004 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                        Cost          Fair Value
                                                                     ---------------------------
Due in one year or less                                              $   93,764       $   95,589
Due after one year through five years                                   378,611          404,872
Due after five years through ten years                                1,042,275        1,104,188
Due after ten years                                                   1,373,511        1,524,040
                                                       TOTAL          2,888,161        3,128,689
Mortgage and asset backed securities                                    468,507          475,676
                                                                     ---------------------------
                                                       TOTAL         $3,356,668       $3,604,365
                                                                     ---------------------------

Gross gains of $16,151, $20,718 and $69,152 and gross losses of $6,871, $7,783 and $76,629 were realized on sales of fixed maturities and equity securities in 2004, 2003 and 2002, respectively.

Major categories of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                     ------------------------------
                                                                       2004       2003       2002
                                                                     ------------------------------
Fixed maturities                                                     $207,711   $195,500   $200,458
Equity securities                                                      16,117     12,097     10,364
Commercial mortgage loans on real estate                               55,329     49,940     52,392
Policy loans                                                              574        588        575
Short-term investments                                                    714      1,363        728
Other investments                                                       4,805      8,592      1,932
Cash and cash equivalents                                                 264        198         21
Investment expenses                                                    (9,821)    (8,474)    (7,880)
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $275,693   $259,804   $258,590
                                                                     ------------------------------

The net realized gains (losses) recorded in income for 2004, 2003 and 2002 are summarized as follows:

                                                                      Years Ended December 31,
                                                                     --------------------------
                                                                      2004     2003      2002
                                                                     --------------------------
Fixed maturities                                                     $8,651   $5,014   $(50,698)
Equity securities                                                       498     (127)     3,981
                                                                     --------------------------
                                 TOTAL MARKETABLE SECURITIES          9,149    4,887    (46,717)
Real estate                                                            (130)      --        917
Other                                                                  (648)    (978)        (1)
                                                                     --------------------------
                                                       TOTAL         $8,371   $3,909   $(45,801)
                                                                     --------------------------

The Company recorded $131, $8,048 and $39,240 of pre-tax realized losses in 2004, 2003 and 2002, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2004 were as follows:

                                          Less than 12 months              12 Months or More                     Total
                                       --------------------------      --------------------------      --------------------------
                                                       Unrealized                      Unrealized                      Unrealized
                                       Fair Value        Losses        Fair Value        Losses        Fair Value        Losses
                                       ------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and
government agencies and
authorities                             $ 25,493        $  (553)        $19,646         $  (647)        $ 45,139        $(1,200)
States, municipalities and
political subdivisions                     1,095             (1)             --              --            1,095             (1)
Foreign governments                        2,111             (8)             --              --            2,111             (8)
Public utilities                          35,647           (291)             --              --           35,647           (291)
All other corporate bonds                185,309         (2,426)         17,422            (585)         202,731         (3,011)
                                       ------------------------------------------------------------------------------------------
        TOTAL FIXED MATURITIES          $249,655        $(3,279)        $37,068         $(1,232)        $286,723        $(4,511)
                                       ------------------------------------------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED
STOCKS:
Non-sinking fund preferred
stocks                                    29,961           (457)            140              (3)          30,101           (460)
                                       ------------------------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES          $ 29,961        $  (457)        $   140         $    (3)        $ 30,101        $  (460)
                                       ------------------------------------------------------------------------------------------

The total unrealized loss represents less than 2% of the aggregate fair value of the related securities. Approximately 75% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $2,254, with no security with a book value greater than $1,000 having a market value below 94% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2004. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At
December 31, 2004, approximately 52.5% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York, Pennsylvania and Florida. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $43 to $12,962 at December 31, 2004. The mortgage loan balance is net of an allowance for losses of $12,820 and $13,287 at December 31, 2004 and 2003, respectively.

The Company had fixed maturities carried at $293,587 and $188,785 at December 31, 2004 and 2003, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in a securities lending program where bonds issued by the United States Government, Government agencies, and U.S. Corporations, are loaned to selected broker/dealers. The company receives cash collateral in an amount that is in excess of the market value of securities loaned. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. At December 31, 2004 and 2003, securities with a fair value of $319,227 and $376,234 respectively, were on loan to select brokers and are included in the Company's available for sale investments.
At December 31, 2004 and 2003, collateral with a fair value of $332,276 and $379,898, respectively, is included in the Company's assets with an offsetting liability. The Company had a revision on the classification in the 2003 balance sheet to reflect the collateral held under securities lending.

4. INCOME TAXES

The Company and its subsidiary are subject to U.S. tax and is part of a U.S. consolidated federal income tax return with its parent, Assurant, Inc. Information about current and deferred tax expense follows:

                                                                          Years Ended December 31,
                                                                     ----------------------------------
                                                                      2004         2003          2002
                                                                     ----------------------------------
Current expense:
  Federal                                                            $35,219      $20,400      $ 20,320
  Foreign                                                                494        2,821           485
                                                                     ----------------------------------
                                       TOTAL CURRENT EXPENSE          35,713       23,221        20,805
Deferred expense (benefit):
  Federal                                                             24,712       43,914        23,420
  Foreign                                                               (615)        (522)           --
                                                                     ----------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          24,097       43,392        23,420
                                                                     ----------------------------------
                                    TOTAL INCOME TAX EXPENSE         $59,810      $66,613      $ 44,225
                                                                     ----------------------------------

International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                           December 31,
                                                                     ------------------------
                                                                     2004      2003      2002
                                                                     ------------------------
Federal income tax rate:                                             35.0%     35.0%     35.0%
Reconciling items:
  Dividends received deduction                                       (2.7)     (1.5)     (0.5)
  Permanent nondeductible expenses                                   0.2       0.4       (0.2)
  Adjustment for deferred liabilities                                (0.5)     (0.9)       --
  Change in reserve for prior year taxes                             1.7        --         --
  Goodwill                                                            --       0.5         --
  Other                                                              (0.4)     0.4       (3.8)
                                                                     ------------------------
                                  EFFECTIVE INCOME TAX RATE:         33.3%     33.9%     30.5%
                                                                     ------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $ 24,044      $ 18,974
  Accrued liabilities                                                  12,631        13,067
  Investment adjustments                                                2,130         1,614
  Deferred acquisition costs                                           17,014        12,606
  Deferred gains on reinsurance                                        73,685        89,252
  Other                                                                    --        12,913
                                                                     ----------------------
                                   GROSS DEFERRED TAX ASSETS          129,504       148,426
                                                                     ----------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                    90,245        81,936
  Other Liabilities                                                    18,744        12,241
                                                                     ----------------------
                              GROSS DEFERRED TAX LIABILITIES          108,989        94,177
                                                                     ----------------------
Net deferred income tax asset                                        $ 20,515      $ 54,249
                                                                     ----------------------

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as 'policyholders' surplus account.' Amounts in this account only become taxable upon the occurrence of certain events. The approximate amount in this account was $12,145 at December 31, 2004 and 2003. The Company anticipates designating dividends in the amount of $12,145 over the next two years to be taken from the policyholders' surplus account. In accordance with the JOBs Act, there will be no federal income tax on these amounts.

At December 31, 2004, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $14,634 and will all expire in 2007 if unused.

5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2004, 2003, and 2002. All the outstanding shares at December 31, 2004 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $75,000, $0 and $60,000 at December 31, 2004, 2003 and 2002,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 6).

6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce.

The principal differences between statutory accounting principles (SAP) and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 7) certain assets are not admitted for purposes of determining surplus under SAP.

The Company's statutory net income and capital and surplus are as follows:

                        Years Ended and at December 31,
                       ---------------------------------
                          2004         2003       2002
                       ---------------------------------
                       (Unaudited)
Statutory Net Income    $123,810     $121,896   $111,378
                       ---------------------------------
Statutory Capital and
Surplus                 $584,177     $560,896   $503,324
                       ---------------------------------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2004, the Company declared and paid dividends of $75,000, all of which were ordinary. In 2003, the Company declared no dividends. In 2002, the Company declared and paid dividends of $60,000, all of which were ordinary. The Company has the ability, under state regulatory requirements, to dividend up to $120,280 to its parent in 2005 without permission from Iowa regulators.

7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                               2004             2003
                            ---------------------------
Ceded future policy
 holder benefits and
 expense                    $1,155,253       $1,132,484
Ceded unearned
 premium                        19,336           19,898
Ceded claims and
 benefits payable               43,566           40,459
Ceded paid losses               19,956           17,458
                            ---------------------------
                TOTAL       $1,238,111       $1,210,299
                            ---------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                    Years Ended December 31,
                            -------------------------------------------------------------------------
                                           2004                                  2003
                            -----------------------------------   -----------------------------------
                              Long        Short                     Long        Short
                            Duration     Duration      Total      Duration     Duration      Total
                            -------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 512,103   $1,367,271   $1,879,374   $ 523,173   $1,293,519   $1,816,692
Premiums assumed               18,383      160,827      179,210      23,335      194,222      217,557
Premiums ceded               (278,496)     (23,768)    (302,264)   (304,638)     (23,930)    (328,568)
                            -------------------------------------------------------------------------
Net earned premiums and
other considerations        $ 251,990   $1,504,330   $1,756,320   $ 241,870   $1,463,811   $1,705,681
                            -------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 771,003   $  935,634   $1,706,637   $ 843,127   $  869,393   $1,712,520
Benefits assumed               43,067      151,705      194,772      48,478      173,261      221,739
Benefits ceded               (545,646)      (3,761)    (549,407)   (635,745)     (13,791)    (649,536)
                            -------------------------------------------------------------------------
Net policyholder benefits   $ 268,424   $1,083,578   $1,352,002   $ 255,860   $1,028,863   $1,284,723
                            -------------------------------------------------------------------------

                                 Years Ended December 31,
                            -----------------------------------
                                           2002
                            -----------------------------------
                              Long        Short
                            Duration     Duration      Total
                            -----------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS              $ 630,036   $1,185,372   $1,815,408
Premiums assumed               30,431      249,311      279,742
Premiums ceded               (384,547)     (24,239)    (408,786)
                            -----------------------------------
Net earned premiums and
other considerations        $ 275,920   $1,410,444   $1,686,364
                            -----------------------------------
GROSS POLICYHOLDER
BENEFITS                    $ 960,342   $  860,953   $1,821,295
Benefits assumed               49,893      187,781      237,674
Benefits ceded               (741,424)     (12,780)    (754,204)
                            -----------------------------------
Net policyholder benefits   $ 268,811   $1,035,954   $1,304,765
                            -----------------------------------

The Company had $108,097 and $112,027 of assets held in trusts as of December 31, 2004 and 2003, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and the separate accounts relating to FFG are still reflected as separate accounts in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its FFG division. The reinsurance recoverable from the Hartford was $870,764 and $890,592 as of December 31, 2004 and 2003, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $290,993 and $239,621 as of December 31, 2004 and 2003, respectively.

8. RESERVES
The following table provides reserve information by major lines of business as of:

                                            December 31, 2004                       December 31, 2003
                                  -------------------------------------   -------------------------------------
                                  Future Policy              Claims and   Future Policy              Claims and
                                  Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                    Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
Pre-funded funeral life
  insurance policies and
  investment-type annuity
  contracts                        $1,614,342     $ 1,984    $    6,628    $1,471,865     $ 2,042    $    5,792
Life insurance no longer offered      297,082         731           933       304,773         715         1,788
FFG and LTC disposed businesses     1,112,101      19,087        30,568     1,088,799      19,257        22,159
All other                               4,505         122         2,430         3,887         521         3,819
SHORT DURATION CONTRACTS:
Group term life                            --       8,995       369,435            --      12,375       368,873
Group disability                           --       3,714     1,378,853            --       3,830     1,313,014
Medical                                    --       8,437        43,967            --      11,219        38,108
Dental                                     --       3,088        31,794            --          --        34,881
Other                                      --          70        20,000            --          43        22,413
                                  -----------------------------------------------------------------------------
                           TOTAL   $3,028,030     $46,228    $1,884,608    $2,869,324     $50,002    $1,810,847
                                  -----------------------------------------------------------------------------

The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2004 and 2003 liabilities include $1,367,434 and $1,301,790, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2004 and 2003 are $432,483 and $419,983, respectively.

9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Collateral and obligations under securities lending: the fair values of securities lending assets and liabilities are based on quoted market prices.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

Other assets: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based upon quoted market prices.

                                                          December 31, 2004             December 31, 2003
                                                     ---------------------------   ---------------------------
                                                     Carrying Value   Fair Value   Carrying Value   Fair Value
                                                     ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                              $   43,362     $   43,362     $   29,176     $   29,176
Fixed maturities                                        3,604,365      3,604,365      3,452,299      3,452,299
Equity securities                                         248,722        248,722        208,149        208,149
Commercial mortgage loans on real estate                  695,921        779,111        634,615        694,890
Policy loans                                                9,956          9,956         10,678         10,678
Short-term investments                                     47,989         47,989         71,057         71,057
Collateral held under securities lending                  332,276        332,276        379,898        379,898
Other investments                                          45,171         45,171         51,831         51,831
Other assets                                                9,850          9,850          8,800          8,800
Assets held in separate accounts                        3,435,089      3,435,089      3,516,070      3,516,070
FINANCIAL LIABILITIES
Policy reserves under investment products
(Individual and group annuities, subject to
discretionary withdrawal)                              $  595,799     $  588,190     $  564,540     $  556,524
Obligations under securities lending                      332,276        332,276        379,898        379,898
Liabilities related to separate accounts                3,435,089      3,435,089      3,516,070      3,516,070

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Assurant, Inc., which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Assurant's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $9,523, $6,329 and $3,640 for 2004, 2003 and 2002,
respectively.

The Company participates in a contributory profit sharing plan, sponsored by Assurant, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $4,902, $5,214 and $5,344 for 2004, 2003 and 2002,
respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Assurant. Health care benefits, either through a Assurant sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2004, 2003 and 2002. The Company made contributions to the postretirement benefit plans of approximately $4,024, $1,961 and $2,275 in 2004, 2003 and 2002, respectively, as claims were incurred. During 2004, 2003 and 2002 the Company incurred expenses related to retirement benefits of $4,356, $2,247 and $1,223, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                                       December 31,
                                                              ------------------------------
                                                                2004       2003       2002
                                                              ------------------------------
Beginning Balance                                             $103,606   $ 77,737   $ 47,093
Costs deferred                                                  78,106     74,048     73,616
Amortization                                                   (68,508)   (52,630)   (43,033)
Foreign currency translation                                     2,856      4,451         61
                                                              ------------------------------
                                              ENDING BALANCE  $116,060   $103,606   $ 77,737
                                                              ------------------------------

13. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) follows:

                                            Goodwill for the Year Ended       VOBA for the Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   ---------------------------
                                             2004       2003       2002      2004      2003      2002
                                           ------------------------------------------------------------
Beginning Balance                          $156,985   $156,006   $147,972   $45,710   $52,643   $61,312
Amortization, net of interest accrued            --         --         --    (6,503)   (7,466)   (8,694)
Foreign Currency Translation and Other         (881)       979      8,034       206       533        25
                                           ------------------------------------------------------------
                           ENDING BALANCE  $156,104   $156,985   $156,006   $39,413   $45,710   $52,643
                                           ------------------------------------------------------------

As of December 31, 2004, the majority of the outstanding balance of VOBA is in the Company's PreNeed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2004 the estimated amortization of VOBA for the next five years is as follows:

Year                               Amount
----                               ------
2005                               5,240
2006                               4,479
2007                               3,787
2008                               2,993
2009                               2,219

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                      Foreign Currency                      Accumulated Other
                                                        Translation      Unrealized Gains     Comprehensive
                                                         Adjustment       on Securities          Income
                                                      -------------------------------------------------------
Balance at December 31, 2001                              $   657            $ 27,757           $ 28,414
Activity in 2002                                           (1,913)             74,696             72,783
                                                      -------------------------------------------------------
Balance at December 31, 2002                               (1,256)            102,453            101,197
Activity in 2003                                            5,189              50,016             55,205
                                                      -------------------------------------------------------
Balance at December 31, 2003                                3,933             152,469            156,402
Activity in 2004                                            2,784              13,489             16,273
                                                      -------------------------------------------------------
Balance at December 31, 2004                              $ 6,717            $165,958           $172,675
                                                      -------------------------------------------------------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from Assurant and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Assurant, Inc. for these services for years ended December 31, 2004, 2003 and 2002, were $18,735, $15,518 and $15,406, respectively. Information technology expenses were $11,725, $11,048 and $8,711 for years ended December 31, 2004, 2003 and 2002, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company (UFL). The Company has assumed premium from UFL of

$15,136, $19,332 and $25,048 in 2004, 2003 and 2002, respectively. The Company assumed $600,447 and $632,716 of reserves in 2004 and 2003, respectively, from UFL.

The Company assumes group disability business from its affiliate, First Fortis Life Insurance Company (First Fortis). The Company has assumed $6,526, $5,847 and $6,705 of premium from First Fortis in 2004, 2003 and 2002, respectively. The Company has assumed $23,533 and $22,096 of reserves in 2004 and 2003, respectively, from First Fortis.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2004, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2005                                         9,741
2006                                         8,154
2007                                         6,621
2008                                         5,619
2009                                         4,235
Thereafter                                   7,715
                                          --------
     TOTAL MINIMUM FUTURE LEASE PAYMENTS  $ 42,085
                                          --------

Rent expense was $11,147, $10,373 and $10,262 for 2004, 2003 and 2002
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.

          (3)  a) Form of Principal Underwriter and Servicing Agreement.(1)

               b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6) a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(3)

               b) Restated By-laws of Fortis Benefits Insurance Company.(3)

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

          (10) a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

               b) Consent of Deloitte & Touche LLP, Independent Registered
                  Public Accounting Firm.

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (99) Copy of Power of Attorney.

----------

          (1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.
          (2) Incorporated by reference to the initial Registration Statement File No. 33-63935 filed with the Commission on November 2, 1995.
          (3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 4, 2005.

Item 25. Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Robert Brian Pollock (1)                     President and Chief Executive Officer, and Director
-------------------------------------------- -----------------------------------------------------------------
Michael John Peninger (3)                    Executive Vice President (President - Group Nonmedical), Director
-------------------------------------------- -----------------------------------------------------------------
J. Kerry Clayton (1)                         Chairman of the Board, Director
-------------------------------------------- -----------------------------------------------------------------
Alan. W. Feagin (3)                          Executive Vice President and Director
-------------------------------------------- -----------------------------------------------------------------
Lesley G. Silvester (1)                      Director
-------------------------------------------- -----------------------------------------------------------------
Ranell M. Jacobson (4)                       Treasurer
-------------------------------------------- -----------------------------------------------------------------

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address: 576 Bielenberg Drive, Woodbury, MN 55125

Item 26. Persons Controlled By or Under Control With the Depositor or Registrant. Incorporated by reference to the Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 4, 2005.

Items 27. Number of Contract Owners

          As of January 31, 2005 there were 77,576 Contract Owners.

Item 28.  Indemnification

          Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

          (b)  Officers and Directors of Woodbury Financial Services, Inc.:

          NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
          -----------------------------------                 -----
          Richard Fergesen*                                   Chief Financial Officer, Assistant Treasurer and Financial Principal
          Walter R. White*                                    Director, and Chief Operating Officer
          Brian Murphy*                                       Director, President and Chief Executive Officer
          Mark Cadalbert*                                     Chief Compliance Officer
          Sarah J. Harding*                                   Assistant Secretary
          John C. Walters**                                   Director
          Richard G. Costello***                              Assistant Secretary

          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089.
          *** Hartford Plaza, Hartford, CT 06115

          (c) None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          Fortis Benefits Insurance Company:               576 Bielenberg Drive, Woodbury, MN 55125
          Woodbury Financial Services, Inc.:               500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company         500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 5th day of April, 2005.

VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:    Robert B. Pollock
    ---------------------------------
       Robert B. Pollock, President*


FORTIS BENEFITS INSURANCE COMPANY           *By: /s/ Marianne O'Doherty
   (Depositor)                                  ------------------------
                                                     Marianne O'Doherty
By:    Robert B. Pollock                             Attorney-in-Fact
    ---------------------------------
       Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.


J. Kerry Clayton
    Chairman of the Board, Director
Alan W. Feagin
    Director*
Robert B. Pollock                                  *By: /s/ Marianne O'Doherty
    President and Director                             ------------------------
    Chief Executive Officer*                               Marianne O'Doherty
Michael J. Peninger                                        Attorney-in-Fact
    Director*
Ranell M. Jacobson
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*       Date:  April 5, 2005
Lesley G. Silvester
    Director*

    33-63935

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public
      Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.

99   Copy of Power of Attorney.